[753615.TX]1

American Beacon Acadian Emerging Markets Managed Volatility FundSM

Schedule of Investments

April 30, 2019 (Unaudited)

	Shares	Fair Value
Brazil - 4.46%
Common Stocks - 3.99%
Alupar Investimento S.A.A	3,700	$22,043
Atacadao SAB	40,500	218,969
BrasilAgro - Co. Brasileira de Propriedades Agricolas	1,274	5,036
Camil Alimentos S.A.B	45,500	80,067
Construtora Tenda S.A.	9,800	44,912
CPFL Energia S.A.	20,300	154,382
IRB Brasil Resseguros S/AB	21,400	512,474
LOG Commercial Properties e Participacoes S.A.B	25,200	112,725
Telefonica Brasil S.A., ADR	17,728	210,963
Transmissora Alianca de Energia Eletrica S.A.A	2,400	16,067

Total Common Stocks		1,377,638

Preferred Stocks - 0.47%
Centrais Eletricas Santa CatarinaD	900	10,788
Telefonica Brasil S.A.D	12,800	152,022

Total Preferred Stocks		162,810

Total Brazil (Cost $1,197,131)		1,540,448

Chile - 3.24%
Common Stocks - 3.24%
Aguas Andinas SA, Class A	130,636	75,220
AntarChile S.A.	2,356	32,750
Banco de Chile	4,737	695
Blumar S.A.	68,358	33,205
Cia Cervecerias Unidas S.A.	2,222	30,707
Cia Cervecerias Unidas S.A., Sponsored ADR	10,140	279,256
Embotelladora Andina S.A., Class B, ADR	3,952	83,783
Empresas COPEC S.A.	442	5,547
Enel Chile S.A.	2,043,335	205,902
Enel Chile S.A., ADR	3,961	19,924
Inversiones Aguas Metropolitanas S.A.	6,607	10,193
Minera Valparaiso S.A.	54	1,300
Sigdo Koppers S.A.	16,183	30,655
SMU S.A.B	281,595	74,421
Vina Concha y Toro S.A.	111,423	234,592

Total Common Stocks		1,118,150

Total Chile (Cost $992,219)		1,118,150

China - 27.79%
Common Stocks - 27.79%
Agricultural Bank of China Ltd., Class H	860,000	396,849
Bank of China Ltd., Class H	919,000	438,132
Bank of Communications Co., Ltd., Class H	613,000	516,512
Bank of Gansu Co., Ltd., Class HB	51,000	14,237
Beijing Chunlizhengda Medical Instruments Co., Ltd., Class H	73,200	162,920
Beijing Jingkelong Co., Ltd., Class H	69,000	14,073
Changshouhua Food Co., Ltd.	19,000	8,041
China CITIC Bank Corp. Ltd., Class H	109,000	69,890
China Construction Bank Corp., Class H	495,000	437,277
China Everbright Bank Co., Ltd., Class H	410,000	202,261
China Greenfresh Group Co., Ltd.B	339,000	37,164
China Merchants Bank Co., Ltd., Class H	78,000	386,281
China Minsheng Banking Corp. Ltd., Class H	453,500	340,495
China Mobile Ltd.	42,500	404,966
China Petroleum & Chemical Corp., Class H	482,000	370,495
China Railway Group Ltd., Class H	431,000	339,535

See accompanying notes

[753615.TX]2

American Beacon Acadian Emerging Markets Managed Volatility FundSM

Schedule of Investments

April 30, 2019 (Unaudited)

	Shares	Fair Value
China - 27.79% (continued)
Common Stocks - 27.79% (continued)
China Resources Power Holdings Co., Ltd.	32,000	$44,789
China Shenhua Energy Co., Ltd., Class H	108,000	238,721
China Telecom Corp. Ltd., Class H	920,000	476,137
China Unicom Hong Kong Ltd.	310,000	367,900
China Yangtze Power Co., Ltd., Class A	158,800	397,660
CITIC Ltd.	300,000	436,722
CNOOC Ltd.	235,000	424,778
COSCO SHIPPING International Hong Kong Co., Ltd.	240,000	83,520
CRRC Corp. Ltd., Class H	94,000	82,080
Daqin Railway Co., Ltd., Class A	109,894	138,982
Fuguiniao Co., Ltd., Class HB C E	28,000	—
Guangdong Investment Ltd.	48,000	89,945
Huadian Power International Corp. Ltd., Class H	424,000	181,063
Huishang Bank Corp. Ltd., Class H	397,100	170,082
Industrial & Commercial Bank of China Ltd., Class H	579,000	434,722
Jiangsu Expressway Co., Ltd., Class H	232,000	330,043
NVC Lighting Holding Ltd.	1,481,000	132,151
PetroChina Co., Ltd., Class H	614,000	389,777
Ping An Insurance Group Co. of China Ltd., Class H	40,000	481,593
Shanghai Pharmaceuticals Holding Co., Ltd., Class H	3,200	6,698
Shenergy Co., Ltd., Class A	127,700	106,151
Sinopec Shanghai Petrochemical Co., Ltd., Class H	48,000	21,721
Sinopharm Group Co., Ltd., Class H	22,000	86,376
Yuexiu Transport Infrastructure Ltd.	214,000	174,314
Yum China Holdings, Inc.	485	23,057
Zhejiang Zheneng Electric Power Co., Ltd., Class A	197,700	139,101

Total Common Stocks		9,597,211

Total China (Cost $8,816,247)		9,597,211

Czech Republic - 2.11%
Common Stocks - 2.11%
CEZ A/S	19,149	445,319
Komercni banka A/S	3,272	123,980
O2 Czech Republic A/SB	2,513	27,324
Philip Morris CR A/S	219	131,468

Total Common Stocks		728,091

Total Czech Republic (Cost $602,072)		728,091

Egypt - 2.42%
Common Stocks - 2.42%
Commercial International Bank Egypt SAE	60,626	271,351
Credit Agricole Egypt SAE	13,945	34,274
Eastern Co. SAE	323,955	343,200
Faisal Islamic Bank of Egypt	40,070	36,173
MM Group for Industry & International Trade SAEB	72	50
Telecom Egypt Co.	184,372	151,406

Total Common Stocks		836,454

Total Egypt (Cost $545,328)		836,454

Greece - 2.52%
Common Stocks - 2.52%
Aegean Airlines S.A.	14,980	141,637
Hellenic Telecommunications Organization S.A.	29,732	412,841
Terna Energy S.A.B	39,595	308,204

See accompanying notes

[753615.TX]3

American Beacon Acadian Emerging Markets Managed Volatility FundSM

Schedule of Investments

April 30, 2019 (Unaudited)

	Shares	Fair Value
Greece - 2.52% (continued)
Common Stocks - 2.52% (continued)
Thessaloniki Water Supply & Sewage Co. S.A.	1,610	$8,000

Total Common Stocks		870,682

Total Greece (Cost $680,184)		870,682

Hong Kong - 0.13%
Common Stocks - 0.13%
Citychamp Watch & Jewellery Group Ltd.	122,000	27,060
Goldlion Holdings Ltd.	46,000	18,764

Total Common Stocks		45,824

Total Hong Kong (Cost $45,835)		45,824

Hungary - 1.72%
Common Stocks - 1.72%
Magyar Telekom Telecommunications PLC	198,581	312,845
MOL Hungarian Oil & Gas PLC	2,320	26,637
OTP Bank Nyrt	282	12,498
Richter Gedeon Nyrt	12,160	240,619
Zwack Unicum Rt	7	423

Total Common Stocks		593,022

Total Hungary (Cost $533,425)		593,022

India - 11.95%
Common Stocks - 11.95%
Colgate-Palmolive India Ltd.	1,861	32,348
GAIL India Ltd.	20,458	104,387
Gillette India Ltd.	577	63,131
GlaxoSmithKline Consumer Healthcare Ltd.	2,410	252,591
Hawkins Cookers Ltd.	313	13,244
HCL Technologies Ltd.	25,858	438,689
Hinduja Global Solutions Ltd.	805	7,153
Hindustan Unilever Ltd.	19,515	491,875
Infosys Ltd.	19,406	208,934
Infosys Ltd., Sponsored ADR	19,416	208,916
Mahanagar Gas Ltd.	2,048	28,413
Nestle India Ltd.	1,281	200,339
Oil & Natural Gas Corp. Ltd.	112,497	273,828
Oracle Financial Services Software Ltd.	5,183	262,296
Power Grid Corp. of India Ltd.	78,116	209,402
Procter & Gamble Hygiene & Health Care Ltd.	1,109	162,634
Sanofi India Ltd.	217	17,487
Tata Consultancy Services Ltd.	17,092	554,446
Vardhman Textiles Ltd.	2,833	45,792
Wipro Ltd., ADR	14,782	67,554
Wipro Ltd.	112,708	483,784

Total Common Stocks		4,127,243

Total India (Cost $3,156,313)		4,127,243

Indonesia - 2.57%
Common Stocks - 2.57%
Astra Graphia Tbk PT	167,100	14,892
Bank Central Asia Tbk PT	200,300	404,114
Gudang Garam Tbk PT	3,300	19,563
Indofood CBP Sukses Makmur Tbk PT	11,200	7,644
Indofood Sukses Makmur Tbk PT	359,100	175,140

See accompanying notes

[753615.TX]4

American Beacon Acadian Emerging Markets Managed Volatility FundSM

Schedule of Investments

April 30, 2019 (Unaudited)

	Shares	Fair Value
Indonesia - 2.57% (continued)
Common Stocks - 2.57% (continued)
Multipolar Technology Tbk PT	558,900	$35,299
Telekomunikasi Indonesia Persero Tbk PT	75,300	20,027
Unilever Indonesia Tbk PT	65,800	210,098

Total Common Stocks		886,777

Total Indonesia (Cost $824,673)		886,777

Malaysia - 4.41%
Common Stocks - 4.41%
Batu Kawan Bhd	2,800	11,377
Fraser & Neave Holdings Bhd	34,900	294,597
Kim Loong Resources Bhd	7,698	2,253
Kuala Lumpur Kepong Bhd	43,800	262,090
Malayan Banking Bhd	44,900	100,453
Nestle Malaysia Bhd	4,200	148,415
Petronas Chemicals Group Bhd	41,700	90,773
Public Bank Bhd	67,800	368,968
Tenaga Nasional Bhd	82,528	245,119

Total Common Stocks		1,524,045

Total Malaysia (Cost $1,336,787)		1,524,045

Mexico - 1.51%
Common Stocks - 1.51%
Fomento Economico Mexicano S.A.B. de C.V., Series B, Sponsored ADR	3,311	323,121
Industrias Bachoco S.A.B. de C.V., Series B	17,308	70,801
Megacable Holdings S.A.B. de C.V.A	29,282	128,665

Total Common Stocks		522,587

Total Mexico (Cost $498,842)		522,587

Peru - 1.29%
Common Stocks - 1.29%
Alicorp S.A.A.	133,443	431,828
Corp. Aceros Arequipa S.A.	53,769	12,359

Total Common Stocks		444,187

Total Peru (Cost $345,841)		444,187

Philippines - 3.55%
Common Stocks - 3.55%
Aboitiz Power Corp.	228,600	165,377
Asia United Bank Corp.	19,880	22,374
Cebu Air, Inc.	44,203	69,554
China Banking Corp.	51,412	26,193
Cosco Capital, Inc.	261,300	37,456
Globe Telecom, Inc.	345	11,784
Manila Electric Co.	67,910	501,710
Philippine National BankB	46,920	47,269
Pilipinas Shell Petroleum Corp.	5,480	4,753
Puregold Price Club, Inc.	121,800	97,931
RFM Corp.	132,000	12,285
San Miguel Corp.	50,960	176,508
San Miguel Food and Beverage, Inc.	4,200	9,349
Top Frontier Investment Holdings, Inc.B	3,950	20,162

See accompanying notes

[753615.TX]5

American Beacon Acadian Emerging Markets Managed Volatility FundSM

Schedule of Investments

April 30, 2019 (Unaudited)

	Shares	Fair Value
Philippines - 3.55% (continued)
Common Stocks - 3.55% (continued)
Union Bank of the Philippines	20,490	$23,965

Total Common Stocks		1,226,670

Total Philippines (Cost $1,128,638)		1,226,670

Poland - 0.21%
Common Stocks - 0.21%
Boryszew S.A.B	2,086	2,465
Dom Development S.A.	1,123	23,803
Netia S.A.B	10,180	13,266
Stalexport Autostrady S.A.	32,382	29,531
Zespol Elektrocieplowni Wroclawskich Kogeneracja S.A.	433	4,215

Total Common Stocks		73,280

Total Poland (Cost $83,530)		73,280

Republic of Korea - 9.74%
Common Stocks - 9.74%
Busan City Gas Co., Ltd.	989	32,850
BYC Co., Ltd.	58	12,810
Daeduck Electronics Co.	101	916
Daekyo Co., Ltd.	11,206	59,188
Daesung Energy Co., Ltd.	8,294	39,832
Dong-Il Corp.	3,365	287,774
ESTec Corp.	5,543	58,365
Fursys, Inc.	1,128	35,439
Incheon City Gas Co., Ltd.	1,386	34,942
Industrial Bank of Korea	3,180	38,520
Jinro Distillers Co., Ltd.	1,536	39,316
JLS Co., Ltd.	17,215	107,285
KEC Holdings Co., Ltd.	10,238	7,195
Kia Motors Corp.	11,831	458,291
KT Corp.	16,598	388,610
KT&G Corp.	2,201	192,186
LF Corp.	4,821	102,763
LG Uplus Corp.	9,168	112,231
Macquarie Korea Infrastructure Fund	24,111	232,204
Namyang Dairy Products Co., Ltd.	191	100,393
Pureun Mutual Savings Bank	510	3,545
RedcapTour Co., Ltd.	1,544	23,263
S-1 Corp.	78	6,544
Saeron Automotive Corp.	2,901	14,180
Samsung C&T Corp.	58	5,089
Samsung Electronics Co., Ltd.	8,000	314,001
Samwonsteel Co., Ltd.	5,383	13,778
Samyang Tongsang Co., Ltd.	868	44,732
SAVEZONE I&C Corp.	6,608	21,779
SK Telecom Co., Ltd.	1,981	419,721
TS Corp.	1,139	20,135
Yesco Holdings Co., Ltd.	2,705	96,562
Youngone Holdings Co., Ltd.	671	37,337

Total Common Stocks		3,361,776

Total Republic of Korea (Cost $3,113,282)		3,361,776

Russia - 1.53%
Common Stocks - 1.53%
Gazprom Neft PJSC, Sponsored ADR	8,178	231,438

See accompanying notes

[753615.TX]6

American Beacon Acadian Emerging Markets Managed Volatility FundSM

Schedule of Investments

April 30, 2019 (Unaudited)

	Shares	Fair Value
Russia - 1.53% (continued)
Common Stocks - 1.53% (continued)
MMC Norilsk Nickel PJSC, ADR	3,784	$84,005
Rostelecom PJSC, Sponsored ADR	30,391	208,786
Severstal PJSC, GDR	244	3,950

Total Common Stocks		528,179

Total Russia (Cost $435,408)		528,179

South Africa - 2.54%
Common Stocks - 2.38%
AECI Ltd.	11,530	77,240
Clover Industries Ltd.	54,461	87,183
Combined Motor Holdings Ltd.	9,782	15,317
Distell Group Holdings Ltd.	39,921	383,722
Motus Holdings Ltd.	39,459	244,809
Pick n Pay Stores Ltd.	1,735	8,414
Redefine Properties Ltd.	9,112	6,274

Total Common Stocks		822,959

Preferred Stocks - 0.16%
Absa Bank Ltd.D	1,084	55,166

Total South Africa (Cost $868,766)		878,125

Taiwan - 8.30%
Common Stocks - 8.30%
104 Corp.	4,000	22,071
Chang Hwa Commercial Bank Ltd.	86,320	51,679
Chunghwa Telecom Co., Ltd.	132,000	474,159
E-LIFE MALL Corp.	12,000	25,397
ECOVE Environment Corp.	4,000	24,206
Far Eastern International Bank	82,057	30,538
Far EasTone Telecommunications Co., Ltd.	51,000	125,103
First Financial Holding Co., Ltd.	52,520	37,477
Great Taipei Gas Co., Ltd.	91,000	85,991
Hey Song Corp.	23,000	23,632
Lian HWA Food Corp.	3,203	4,747
Shanghai Commercial & Savings Bank Ltd.	323,809	521,850
Taichung Commercial Bank Co., Ltd.	1,262,847	490,410
Taiwan Business Bank	379,349	156,522
Taiwan Mobile Co., Ltd.	6,000	21,941
Taiwan Secom Co., Ltd.	71,105	198,811
Taiwan Shin Kong Security Co., Ltd.	242,170	299,764
Ttet Union Corp.	34,000	116,631
Uni-President Enterprises Corp.	3,000	7,126
Union Bank Of Taiwan	317,240	112,416
Ve Wong Corp.	44,000	36,737

Total Common Stocks		2,867,208

Total Taiwan (Cost $2,312,610)		2,867,208

Thailand - 4.86%
Common Stocks - 4.86%
Advanced Information Technology PCL, Class F	60,500	39,986
Amata B.Grimm Power Plant Infrasture FundA	135,700	25,078
Bangkok Bank PCL, NVDR	21,200	134,803
Bangkok Bank PCL	15,400	97,923
Bangkok Insurance PCL, NVDR	1,900	19,283
Electricity Generating PCL, NVDR	8,000	74,174

See accompanying notes

[753615.TX]7

American Beacon Acadian Emerging Markets Managed Volatility FundSM

Schedule of Investments

April 30, 2019 (Unaudited)

	Shares	Fair Value
Thailand - 4.86% (continued)
Common Stocks - 4.86% (continued)
Jasmine Broadband Internet Infrastructure FundA	159,600	$50,992
Kang Yong Electric PCL, NVDR	100	1,278
Krung Thai Bank PCL, NVDR	571,200	338,158
PTT PCL, NVDR	7,000	10,689
Ratch Group PCL	103,400	201,618
Ratch Group PCL, NVDR	103,000	200,838
Siam Cement PCL, NVDR	32,000	463,085
Thai Stanley Electric PCL, NVDR	1,800	13,250
Thai Vegetable Oil PCL, NVDR	1,000	846
TTW PCL, NVDR	17,500	6,797

Total Common Stocks		1,678,798

Total Thailand (Cost $1,520,455)		1,678,798

Turkey - 0.67%
Common Stocks - 0.67%
Anadolu Anonim Turk Sigorta Sirketi	18,386	12,757
BIM Birlesik Magazalar A/S	15,761	219,368

Total Common Stocks		232,125

Total Turkey (Cost $246,100)		232,125

United Kingdom - 0.89% (Cost $333,493)
Common Stocks - 0.89%
Mondi Ltd.	13,963	307,752

SHORT-TERM INVESTMENTS - 0.99% (Cost $342,334)
Investment Companies - 0.99%
American Beacon U.S. Government Money Market Select Fund, Select Class, 2.37%F G	342,334	342,334

TOTAL INVESTMENTS - 99.40% (Cost $29,959,513)		34,330,968
OTHER ASSETS, NET OF LIABILITIES - 0.60%		208,148

TOTAL NET ASSETS - 100.00%		$34,539,116

Percentages are stated as a percent of net assets.

A	Unit - Usually consists of one common stock and/or rights and warrants.
B	Non-income producing security.
C	Fair valued pursuant to procedures approved by the Board of Trustees. At period end, the value of these securities amounted to $0 or 0.00% of net assets.
D	A type of Preferred Stock that has no maturity date.
E	Value was determined using significant unobservable inputs.
F	The Fund is affiliated by having the same investment advisor.
G	7-day yield.

ADR - American Depositary Receipt.

GDR - Global Depositary Receipt.

NVDR - Non-Voting Depository Receipt.

PCL - Public Company Limited (Thailand).

PJSC - Private Joint Stock Company.

PLC - Public Limited Company.

See accompanying notes

[753615.TX]8

American Beacon Acadian Emerging Markets Managed Volatility FundSM

Schedule of Investments

April 30, 2019 (Unaudited)

Long Futures Contracts Open on April 30, 2019:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Mini MSCI Emerging Markets Index Futures	10	June 2019	$545,471	$540,100	$(5,371)

			$545,471	$540,100	$(5,371)

Index Abbreviations:

MSCI	Morgan Stanley Capital International.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of April 30, 2019, the investments were classified as described below:

Acadian Emerging Markets Managed Volatility Fund	Level 1	Level 2	Level 3		Total
Assets
Foreign Common Stocks
Brazil	$1,377,638	$—	$—		$1,377,638
Chile	1,118,150	—	—		1,118,150
China	9,597,211	—	0	(1)	9,597,211
Czech Republic	728,091	—	—		728,091
Egypt	836,454	—	—		836,454
Greece	870,682	—	—		870,682
Hong Kong	45,824	—	—		45,824
Hungary	593,022	—	—		593,022
India	4,127,243	—	—		4,127,243
Indonesia	886,777	—	—		886,777
Malaysia	1,524,045	—	—		1,524,045
Mexico	522,587	—	—		522,587
Peru	444,187	—	—		444,187
Philippines	1,226,670	—	—		1,226,670
Poland	73,280	—	—		73,280
Republic of Korea	3,361,776	—	—		3,361,776
Russia	528,179	—	—		528,179
South Africa	822,959	—	—		822,959
Taiwan	2,867,208	—	—		2,867,208
Thailand	1,540,889	137,909	—		1,678,798
Turkey	232,125	—	—		232,125
United Kingdom	307,752	—	—		307,752
Foreign Preferred Stocks
Brazil	162,810	—	—		162,810
South Africa	55,166	—	—		55,166
Short-Term Investments	342,334	—	—		342,334

Total Investments in Securities - Assets	$34,193,059	$137,909	$—		$34,330,968

Financial Derivative Instruments - Liabilities
Futures Contracts	$(5,371)	$—	$—		$(5,371)

Total Financial Derivative Instruments - Liabilities	$(5,371)	$—	$—		$(5,371)

(1)	Includes investments held in the Fund’s portfolio with $0 fair value.

U.S. GAAP requires transfers between all levels to/from level 3 to be disclosed. During the period ended April 30, 2019, there were no transfers into or out of Level 3.

See accompanying notes

[753615.TX]9

American Beacon Acadian Emerging Markets Managed Volatility FundSM

Schedule of Investments

April 30, 2019 (Unaudited)

The following table is a reconciliation of Level 3 assets within the Fund for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the ending value of any security or instrument where a change in the level has occurred from the beginning to the end of the period:

Security Type	Balance as of 1/31/2019		Purchases	Sales	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balance as of 4/30/2019		Change in Unrealized Appreciation (Depreciation) at Period end**
Foreign Common Stocks	$0	(1)	$—	$—	$—	$—	$—	$—	$—	$0	(1)	$(13,361)

**

Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end. This balance is included in the change in unrealized appreciation (depreciation) on the Statements of Operations.

(1)	Includes investments held in the Fund’s portfolio with $0 fair value.

The foreign common stock, classified as Level 3, was valued using single broker quotes. The principal amount of this security, valued at $0, has been deemed level 3 due to limited market transparency and/or lack of corroboration to support the quoted prices.

See accompanying notes

[753615.TX]10

American Beacon Continuous Capital Emerging Markets FundSM

Schedule of Investments

April 30, 2019 (Unaudited)

	Shares	Fair Value
Brazil - 6.82%
Common Stocks - 6.82%
Alupar Investimento S.A.	5,800	$34,553
B3 S.A. - Brasil Bolsa BalcaoA	4,106	36,075
Banco do Brasil S.A.A	2,796	35,425
Banco do Estado do Rio Grande do Sul S.A., Class B	5,470	34,066
Cia de Locacao das AmericasA	3,435	35,917
IRB Brasil Resseguros S/A	1,430	34,245
Petrobras Distribuidora S.A.	5,537	33,467
Qualicorp Consultoria e Corretora de Seguros S.A.	8,600	37,724
Sul America S.A.	4,608	36,666
Vale S.A., Sponsored ADR	2,678	34,225

Total Common Stocks		352,363

Total Brazil (Cost $334,499)		352,363

Cayman Islands - 0.62% (Cost $26,573)
Common Stocks - 0.62%
iDreamSky Techology Holdings Ltd.A B	35,200	32,262

Chile - 0.66% (Cost $35,382)
Common Stocks - 0.66%
Enel Chile S.A.	337,559	34,015

China - 24.13%
Common Stocks - 24.13%
Alibaba Group Holding Ltd., Sponsored ADRA	195	36,186
ANTA Sports Products Ltd.	5,205	36,691
Ausnutria Dairy Corp. Ltd.A	25,000	40,345
Baidu, Inc., Sponsored ADRA	202	33,578
Bank of China Ltd., Class H	73,598	35,088
Bank of Communications Co., Ltd., Class H	41,125	34,652
Beijing Enterprises Holdings Ltd.	6,040	32,145
Bestsun Energy Co., Ltd., Class A	23,800	30,736
China Construction Bank Corp., Class H	38,814	34,288
China Isotope & Radiation Corp.	12,400	32,957
China Lesso Group Holdings Ltd.	56,000	39,619
China Lilang Ltd.	29,963	31,243
China Merchants Bank Co., Ltd., Class H	7,280	36,053
China Mobile Ltd.	3,289	31,340
China Telecom Corp. Ltd., Class H	66,000	34,158
China Traditional Chinese Medicine Holdings Co., Ltd.	58,453	33,158
CITIC Telecom International Holdings Ltd.	82,883	34,337
Consun Pharmaceutical Group Ltd.	51,967	36,434
ENN Energy Holdings Ltd.	3,494	33,003
Gree Electric Appliances, Inc. of Zhuhai, Class A	3,500	28,876
Guangdong Provincial Expressway Development Co., Ltd., Class A	26,100	33,977
Hubei Jumpcan Pharmaceutical Co., Ltd., Class A	6,100	32,688
Industrial & Commercial Bank of China Ltd., Class H	45,196	33,934
Jiangsu Expressway Co., Ltd., Class H	23,754	33,792
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	1,863	32,538
Joyoung Co., Ltd., Class A	9,340	30,307
LexinFintech Holdings Ltd., ADRA	2,535	32,701
Longfor Group Holdings Ltd.	10,424	38,402
Qingdao Port International Co., Ltd., Class HA B	46,629	32,394
Shanghai Pharmaceuticals Holding Co., Ltd., Class H	14,148	29,613
Sinopharm Group Co., Ltd., Class H	8,089	31,759
Sinosoft Technology Group Ltd.	96,548	34,460
SITC International Holdings Co., Ltd.	32,000	33,979
Tencent Holdings Ltd.	737	36,452

See accompanying notes

[753615.TX]11

American Beacon Continuous Capital Emerging Markets FundSM

Schedule of Investments

April 30, 2019 (Unaudited)

	Shares	Fair Value
China - 24.13% (continued)
Common Stocks - 24.13% (continued)
Tencent Holdings Ltd., ADR	736	$36,241
Xtep International Holdings Ltd.	46,813	26,674
Zhejiang Expressway Co., Ltd., Class H	30,785	33,003

Total Common Stocks		1,247,801

Total China (Cost $1,165,279)		1,247,801

Hong Kong - 2.07%
Common Stocks - 2.07%
AIA Group Ltd., Sponsored ADR	886	36,370
Pacific Textiles Holdings Ltd.	38,100	32,249
Techtronic Industries Co., Ltd.	5,313	38,401

Total Common Stocks		107,020

Total Hong Kong (Cost $93,551)		107,020

India - 9.39%
Common Stocks - 9.39%
Aurobindo Pharma Ltd.	2,855	34,385
Castrol India Ltd.	15,497	34,972
HCL Technologies Ltd.	2,176	36,916
Larsen & Toubro Infotech Ltd.B	1,437	35,331
Larsen & Toubro Ltd., GDR	1,708	32,862
Mahanagar Gas Ltd.	2,484	34,462
Manappuram Finance Ltd.	20,190	34,137
Mphasis Ltd.	2,437	33,780
Oracle Financial Services Software Ltd.	681	34,463
Petronet LNG Ltd.	10,159	35,054
Reliance Industries Ltd., GDRB	869	34,803
Sonata Software Ltd.	7,239	34,294
Tata Consultancy Services Ltd.	1,060	34,254
Tech Mahindra Ltd.	2,969	35,682

Total Common Stocks		485,395

Total India (Cost $477,897)		485,395

Indonesia - 4.82%
Common Stocks - 4.82%
Bank Negara Indonesia Persero Tbk PT	50,652	34,123
Bank Rakyat Indonesia Persero Tbk PT	119,769	36,729
Bank Tabungan Pensiunan Nasional Syariah Tbk PTA	218,600	37,891
Erajaya Swasembada Tbk PT	304,872	31,022
Sarana Menara Nusantara Tbk PT	611,652	33,265
Waskita Beton Precast Tbk PT	1,227,938	37,915
Wijaya Karya Persero Tbk PT	224,800	38,177

Total Common Stocks		249,122

Total Indonesia (Cost $244,328)		249,122

Malaysia - 2.00%
Common Stocks - 2.00%
AEON Credit Service M Bhd	8,150	32,131
RHB Bank Bhd	24,479	35,287

See accompanying notes

[753615.TX]12

American Beacon Continuous Capital Emerging Markets FundSM

Schedule of Investments

April 30, 2019 (Unaudited)

	Shares	Fair Value
Malaysia - 2.00% (continued)
Common Stocks - 2.00% (continued)
Serba Dinamik Holdings Bhd	35,841	$36,235

Total Common Stocks		103,653

Total Malaysia (Cost $98,613)		103,653

Mexico - 2.70%
Common Stocks - 2.70%
Bolsa Mexicana de Valores S.A.B. de C.V.	11,053	22,750
Grupo Aeroportuario del Centro Norte S.A.B. de C.V., ADR	796	39,147
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	3,912	39,641
Grupo Financiero Banorte S.A.B. de C.V.	6,033	38,226

Total Common Stocks		139,764

Total Mexico (Cost $114,734)		139,764

Philippines - 2.05%
Common Stocks - 2.05%
Ayala Corp.	1,911	33,150
Ayala Land, Inc.	39,697	37,288
San Miguel Corp.	10,332	35,787

Total Common Stocks		106,225

Total Philippines (Cost $96,654)		106,225

Republic of Korea - 10.84%
Common Stocks - 10.84%
AfreecaTV Co., Ltd.	676	36,979
Hana Financial Group, Inc.	1,012	31,881
Hansol Chemical Co., Ltd.	453	33,156
Industrial Bank of Korea	2,615	31,676
Innocean Worldwide, Inc.	549	33,509
KT&G Corp.	354	30,910
LF Corp.	1,521	32,421
Macquarie Korea Infrastructure Fund	3,619	34,853
Samjin Pharmaceutical Co., Ltd.	996	33,295
Samsung Electronics Co., Ltd.	1,763	62,001
Samsung Fire & Marine Insurance Co., Ltd.	125	32,530
SFA Engineering Corp.	963	34,583
Shinhan Financial Group Co., Ltd.	868	32,769
Silicon Works Co., Ltd.	914	38,183
SK Holdings Co., Ltd.	139	30,521
Soulbrain Co., Ltd.	720	31,003

Total Common Stocks		560,270

Total Republic of Korea (Cost $552,103)		560,270

Russia - 4.89%
Common Stocks - 4.89%
Gazprom Neft PJSC, ADR	1,371	38,141
LUKOIL PJSC, ADRC	385	32,918
Novatek PJSC, GDR	192	36,998
Sberbank of Russia PJSC, ADR	2,651	37,896
Tatneft PJSC, ADR	490	34,427
TCS Group Holding PLC, GDR	1,814	36,099

See accompanying notes

[753615.TX]13

American Beacon Continuous Capital Emerging Markets FundSM

Schedule of Investments

April 30, 2019 (Unaudited)

	Shares	Fair Value
Russia - 4.89% (continued)
Common Stocks - 4.89% (continued)
Yandex N.V., Class AA	972	$36,382

Total Common Stocks		252,861

Total Russia (Cost $229,386)		252,861

Singapore - 2.59%
Common Stocks - 2.59%
CapitaLand Ltd.	12,800	33,221
IGG, Inc.	24,079	30,571
Keppel DC REIT	31,600	35,083
SATS Ltd.	9,118	35,062

Total Common Stocks		133,937

Total Singapore (Cost $134,658)		133,937

South Africa - 6.10%
Common Stocks - 6.10%
Distell Group Holdings Ltd.	3,703	35,593
JSE Ltd.	2,102	20,380
MultiChoice Group Ltd.A	4,082	36,654
Naspers Ltd., Class N	145	37,049
Naspers Ltd., Class N, Sponsored ADRC	734	37,764
Santam Ltd.	1,616	37,921
Sappi Ltd.	7,433	35,427
Standard Bank Group Ltd., ADR	2,717	38,065
Tsogo Sun Holdings Ltd.	24,109	36,269

Total Common Stocks		315,122

Total South Africa (Cost $291,338)		315,122

Taiwan - 12.48%
Common Stocks - 12.48%
Advantech Co., Ltd.	4,340	35,112
Chailease Holding Co., Ltd.	8,595	36,576
Chipbond Technology Corp.	14,623	33,125
Coretronic Corp.A	22,566	34,980
E.Sun Financial Holding Co., Ltd.	44,797	36,750
Getac Technology Corp.	22,528	33,864
Lotes Co., Ltd.	4,791	33,955
Novatek Microelectronics Corp.	5,535	36,093
Parade Technologies Ltd.	1,987	33,630
Realtek Semiconductor Corp.	5,873	39,722
Simplo Technology Co., Ltd.	4,470	37,900
Sinbon Electronics Co., Ltd.	10,690	37,708
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	822	36,020
TCI Co., Ltd.	2,623	39,131
Topco Scientific Co., Ltd.	13,215	37,890
Tripod Technology Corp.	10,625	34,006
Uni-President Enterprises Corp.	14,306	33,981
Yuanta Financial Holding Co., Ltd.	60,240	34,895

Total Common Stocks		645,338

Total Taiwan (Cost $567,971)		645,338

Thailand - 2.79%
Common Stocks - 2.79%
AEON Thana Sinsap Thailand PCL, NVDR	5,959	34,438
Com7 PCL, NVDR	61,092	37,698

See accompanying notes

[753615.TX]14

American Beacon Continuous Capital Emerging Markets FundSM

Schedule of Investments

April 30, 2019 (Unaudited)

	Shares	Fair Value
Thailand - 2.79% (continued)
Common Stocks - 2.79% (continued)
Krungthai Card PCL, NVDR	31,750	$40,278
Tisco Financial Group PCL, NVDR	12,116	31,784

Total Common Stocks		144,198

Total Thailand (Cost $124,808)		144,198

Turkey - 0.70% (Cost $37,666)
Common Stocks - 0.70%
Soda Sanayii A/S	27,636	35,941

United Arab Emirates - 0.72% (Cost $37,711)
Common Stocks - 0.72%
Aramex PJSC	28,775	37,211

Total Common Stocks		37,211

United Kingdom - 0.65% (Cost $33,105)
Common Stocks - 0.65%
Mondi Ltd.	1,514	33,369

United States - 1.39% (Cost $66,223)
Exchange-Traded Instruments - 1.39%
iShares MSCI India ETF	2,030	72,085

SHORT-TERM INVESTMENTS - 3.66% (Cost $189,144)
Investment Companies - 3.66%
American Beacon U.S. Government Money Market Select Fund, Select Class, 2.37%D E	189,144	189,144

SECURITIES LENDING COLLATERAL - 1.33% (Cost $68,978)
Investment Companies - 1.33%
American Beacon U.S. Government Money Market Select Fund, Select Class, 2.37%D E	68,978	68,978

TOTAL INVESTMENTS - 103.40% (Cost $5,020,601)		5,346,074
LIABILITIES, NET OF OTHER ASSETS - (3.40%)		(175,620)

TOTAL NET ASSETS - 100.00%		$5,170,454

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $134,790 or 2.61% of net assets. The Fund has no right to demand registration of these securities.

C	All or a portion of this security is on loan at April 30, 2019.
D	The Fund is affiliated by having the same investment advisor.
E	7-day yield.

ADR - American Depositary Receipt.

ETF - Exchange-Traded Fund.

GDR - Global Depositary Receipt.

MSCI - Morgan Stanley Capital International.

NVDR - Non-Voting Depository Receipt.

PCL - Public Company Limited (Thailand).

PJSC - Private Joint Stock Company.

PLC - Public Limited Company.

REIT - Real Estate Investment Trust.

See accompanying notes

[753615.TX]15

American Beacon Continuous Capital Emerging Markets FundSM

Schedule of Investments

April 30, 2019 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of April 30, 2019, the investments were classified as described below:

Continuous Capital Emerging Markets Fund	Level 1	Level 2	Level 3	Total
Assets
Foreign Common Stocks
Brazil	$352,363	$—	$—	$352,363
Cayman Islands	32,262	—	—	32,262
Chile	34,015	—	—	34,015
China	1,247,801	—	—	1,247,801
Hong Kong	107,020	—	—	107,020
India	485,395	—	—	485,395
Indonesia	249,122	—	—	249,122
Malaysia	103,653	—	—	103,653
Mexico	139,764	—	—	139,764
Philippines	106,225	—	—	106,225
Republic of Korea	560,270	—	—	560,270
Russia	252,861	—	—	252,861
Singapore	133,937	—	—	133,937
South Africa	315,122	—	—	315,122
Taiwan	645,338	—	—	645,338
Thailand	144,198	—	—	144,198
Turkey	35,941	—	—	35,941
United Arab Emirates	37,211	—	—	37,211
United Kingdom	33,369	—	—	33,369
Exchange-Traded Instruments
United States	72,085	—	—	72,085
Short-Term Investments	189,144	—	—	189,144
Securities Lending Collateral	68,978	—	—	68,978

Total Investments in Securities - Assets	$5,346,074	$—	$—	$5,346,074

U.S. GAAP requires transfers between all levels to/from level 3 to be disclosed. During the period ended April 30, 2019, there were no transfers into or out of Level 3.

See accompanying notes

[753615.TX]16

American Beacon Crescent Short Duration High Income FundSM

Schedule of Investments

April 30, 2019 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONSA - 23.45%
Basic Materials - 0.89%
Golden Nugget, Inc., 5.233%, Due 10/4/2023, 2017 Incremental Term Loan B, (PRIME + 2.750%)	$39,718	$39,736
H.B. Fuller Co., 4.487%, Due 10/20/2024, 2017 Term Loan B, (1-mo. LIBOR + 2.000%)	103,064	102,597
Las Vegas Sands LLC, 4.233%, Due 3/27/2025, 2018 Term Loan B, (1-mo. LIBOR + 1.750%)	55,249	55,166
Loparex Holding B.V., 6.733%, Due 4/11/2025, 2018 Term Loan, (1-mo. LIBOR + 4.250%)	90,189	90,415
Messer Industries LLC, 5.101%, Due 3/1/2026, 2018 USD Term Loan, (3-mo. LIBOR + 2.500%)	128,000	127,601
PQ Corp., 5.083%, Due 2/8/2025, 2018 Term Loan B, (3-mo. LIBOR + 2.500%)	95,540	95,450
Solenis International LP,
6.629%, Due 6/26/2025, 2018 1st Lien Term Loan, (3-mo. LIBOR + 4.000%)	99,250	99,473
Starfruit Finco B.V., 5.729%, Due 10/1/2025, 2018 USD Term Loan B, (1-mo. LIBOR + 3.250%)	123,358	122,819
Univar, Inc., 4.733%, Due 7/1/2024, 2017 USD Term Loan B, (1-mo. LIBOR + 2.250%)	72,920	72,951

		806,208

Consumer - 4.60%
8th Avenue Food & Provisions, Inc., 6.229%, Due 10/1/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 3.750%)	99,750	100,049
Albertsons LLC, 5.483%, Due 11/17/2025, Term Loan B7, (1-mo. LIBOR + 3.000%)	20,939	20,952
Alphabet Holding Co., Inc., 5.983%, Due 9/26/2024, 2017 1st Lien Term Loan, (1-mo. LIBOR + 3.500%)	61,420	57,428
AMCP Clean Acquisition Co. LLC,
6.851%, Due 6/16/2025, 2018 Term Loan, (3-mo. LIBOR + 4.250%)	21,611	21,395
6.854%, Due 6/16/2025, 2018 Delayed Draw Term Loan, (3-mo. LIBOR + 4.250%)B	5,221	5,168
APX Group, Inc., 7.483%, Due 4/1/2024, 2018 Term Loan B, (1-mo. LIBOR + 5.000%)	82,445	80,864
Bass Pro Group LLC, 7.483%, Due 9/25/2024, Term Loan B, (1-mo. LIBOR + 5.000%)	57,547	57,403
Belfor Holdings, Inc., 6.583%, Due 4/6/2026, Term Loan B, (1-mo. LIBOR + 4.000%)	100,000	100,438
Builders FirstSource, Inc., 5.601%, Due 2/29/2024, 2017 Term Loan B, (3-mo. LIBOR + 3.000%)	36,680	36,124
Comet Acquisition, Inc., 5.983%, Due 10/24/2025, Term Loan, (1-mo. LIBOR + 3.500%)	46,883	46,619
CRCI Longhorn Holdings, Inc., 5.982%, Due 8/8/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 3.500%)	99,500	98,754
Crown Finance US, Inc., 4.733%, Due 2/28/2025, 2018 USD Term Loan, (1-mo. LIBOR + 2.250%)	118,111	117,508
CSC Holdings LLC, 4.973%, Due 1/25/2026, 2018 Term Loan B, (1-mo. LIBOR + 2.500%)	123,750	123,493
CVS Holdings LP, 5.240%, Due 2/6/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 2.750%)	41,750	41,072
Dhanani Group, Inc., 6.233%, Due 7/20/2025, 2018 Term Loan B, (1-mo. LIBOR + 3.750%)	45,084	44,576
Endo Luxembourg Finance Co. S.a.r.l., 6.750%, Due 4/29/2024, 2017 Term Loan B, (1-mo. LIBOR + 4.250%)	122,813	121,277
Financial & Risk US Holdings, Inc., 6.233%, Due 10/1/2025, 2018 USD Term Loan, (1-mo. LIBOR + 3.750%)	99,750	98,628
Gray Television, Inc., 4.977%, Due 1/2/2026, 2018 Term Loan C, (1-mo. LIBOR + 2.500%)	99,750	99,900
GYP Holdings III Corp., 5.233%, Due 6/1/2025, 2018 Term Loan B, (1-mo. LIBOR + 2.750%)	35,077	34,814
Hilton Worldwide Finance LLC, 4.227%, Due 10/25/2023, Term Loan B2, (1-mo. LIBOR + 1.750%)	30,097	30,179
HLF Financing S.a r.l., 5.733%, Due 8/18/2025, 2018 Term Loan B, (1-mo. LIBOR + 3.250%)	104,475	104,997
IRB Holding Corp., 5.723%, Due 2/5/2025, 1st Lien Term Loan, (1-mo. LIBOR + 3.250%)	123,750	123,396
Kettle Cuisine LLC, 6.240%, Due 8/22/2025, 2018 Term Loan, (1-mo. LIBOR + 3.750%)	168,268	167,216
Mohegan Tribal Gaming Authority, 6.483%, Due 10/13/2023, 2016 Term Loan B, (1-mo. LIBOR + 4.000%)	114,112	109,078
Next Level Apparel, Inc., 8.416%, Due 7/17/2024, 2018 Term Loan, (1 Week LIBOR + 6.000%)	123,438	121,277
Panther BF Aggregator 2 L P, Due 4/30/2026, Term Loan BC	100,000	100,313
Parexel International Corp., 5.233%, Due 9/27/2024, Term Loan B, (1-mo. LIBOR + 2.750%)	75,236	73,685
Pure Fishing, Inc., 7.058%, Due 11/30/2025, Term Loan, (2-mo. LIBOR + 4.500%)	100,000	100,250

See accompanying notes

[753615.TX]17

American Beacon Crescent Short Duration High Income FundSM

Schedule of Investments

April 30, 2019 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONS - 23.45% (continued)
Consumer - 4.60% (continued)
R.R. Donnelley & Sons Co., 7.483%, Due 1/15/2024, 2018 Term Loan B, (1-mo. LIBOR + 5.000%)	$49,750	$49,791
Rodan & Fields LLC, 6.473%, Due 6/6/2025, 2018 Term Loan B, (1-mo. LIBOR + 4.000%)	48,378	42,573
RSC Acquisition, Inc., 6.851%, Due 11/30/2022, 2018 1st Lien Term Loan, (3-mo. LIBOR + 4.250%)	280,241	278,840
Scientific Games International, Inc., 5.233%, Due 8/14/2024, 2018 Term Loan B5, (1-mo. LIBOR + 2.750%)	82,749	82,496
Shutterfly, Inc., 5.250%, Due 8/17/2024, Term Loan B2, (1-mo. LIBOR + 2.750%)	93,838	93,515
SMG Holdings, Inc., 5.483%, Due 1/23/2025, 2017 1st Lien Term Loan, (1-mo. LIBOR + 3.000%)	123,750	122,925
SRS Distribution, Inc., 5.733%, Due 5/23/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 3.250%)	87,150	84,736
Staples, Inc., 7.601%, Due 4/9/2026, 7 Year Term Loan, (3-mo. LIBOR + 5.000%)	78,648	77,626
Strategic Partners Acquisition Corp., 6.233%, Due 6/30/2023, 2016 Term Loan, (1-mo. LIBOR + 3.750%)	117,614	117,320
TGP Holdings III LLC,
6.851%, Due 9/25/2024, 2018 1st Lien Term Loan, (3-mo. LIBOR + 4.250%)	192,736	177,799
11.101%, Due 9/25/2025, 2nd Lien Term Loan, (3-mo. LIBOR + 8.500%)	50,000	47,500
TMK Hawk Parent Corp., 5.990%, Due 8/28/2024, 2017 1st Lien Term Loan, (1-mo. LIBOR + 3.500%)	95,138	84,594
United Natural Foods, Inc., 6.733%, Due 10/22/2025, Term Loan B, (1-mo. LIBOR + 4.250%)	99,694	86,776
United Rentals, Inc., 4.233%, Due 10/31/2025, Term Loan B, (1-mo. LIBOR + 1.750%)	99,500	99,536
Varsity Brands, Inc., 5.983%, Due 12/15/2024, 2017 Term Loan B, (1-mo. LIBOR + 3.500%)	61,595	61,221
VT Topco, Inc.,
6.351%, Due 8/1/2025, 2018 1st Lien Term Loan, (3-mo. LIBOR + 3.750%)	34,924	34,924
6.351%, Due 8/1/2025, 2018 Delayed Draw Term Loan, (3-mo. LIBOR + 3.750%)B	8,751	8,751
Wand NewCo 3, Inc., 5.977%, Due 2/5/2026, 2019 1st Lien Term Loan, (1-mo. LIBOR + 3.500%)	100,000	100,625
Wheel Pros LLC, 7.233%, Due 4/4/2025, 1st Lien Term Loan, (1-mo. LIBOR + 4.750%)	166,740	165,698
Wynn Resorts Ltd., 4.760%, Due 10/30/2024, Term Loan B, (1-mo. LIBOR + 2.250%)	99,750	98,859

		4,152,958

Defense - 0.33%
Keyw Corp. (The), 6.981%, Due 5/2/2024, 1st Lien Term Loan, (1-mo. LIBOR + 4.500%)	115,961	116,396
Nordam Group, Inc., Due 4/3/2026, Term Loan BC	100,000	100,000
TransDigm, Inc., 4.983%, Due 6/9/2023, 2018 Term Loan F, (1-mo. LIBOR + 2.500%)	82,016	81,704

		298,100

Energy - 0.71%
California Resources Corp.,
12.854%, Due 12/31/2021, Second Out Term Loan, (1-mo. LIBOR + 10.375%)	12,000	12,323
Energy & Exploration Partners, Inc., 5.000%, Due 5/13/2022, 2016 2nd Lien PIK Term Loan, (in-kind rate 5.000%)	6,830	—
Grizzly Acquisitions, Inc., 5.850%, Due 10/1/2025, 2018 Term Loan B, (3-mo. LIBOR + 3.250%)	99,500	99,817
Lucid Energy Group II LLC, 5.477%, Due 2/17/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 3.000%)	123,750	121,004
McDermott Technology Americas, Inc., 7.483%, Due 5/10/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 5.000%)	123,750	122,422
Medallion Midland Acquisition LLC, 5.733%, Due 10/30/2024, 1st Lien Term Loan, (1-mo. LIBOR + 3.250%)	123,438	122,744
PowerTeam Services LLC, 5.851%, Due 3/6/2025, 2018 1st Lien Term Loan, (3-mo. LIBOR + 3.250%)	57,987	56,393
Prairie ECI Acquiror LP, 7.366%, Due 3/11/2026, Term Loan B, (3-mo. LIBOR + 4.750%)	104,815	105,819

		640,522

See accompanying notes

[753615.TX]18

American Beacon Crescent Short Duration High Income FundSM

Schedule of Investments

April 30, 2019 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONS - 23.45% (continued)
Financial - 3.49%
B.C. Unlimited Liability Co.,
4.733%, Due 2/16/2024, Term Loan B3, (1-mo. LIBOR + 2.250%)	$112,433	$112,059
6.602%, Due 4/6/2026, 2019 Term Loan B2, (3-mo. LIBOR + 4.000%)	34,965	35,111
Achilles Acquisition LLC, 6.500%, Due 10/3/2025, 2018 Term Loan, (1-mo. LIBOR + 4.000%)	100,000	99,750
Acrisure LLC, 6.879%, Due 11/22/2023, 2017 Term Loan B, (3-mo. LIBOR + 4.250%)	124,207	123,844
Alera Group Holdings, Inc., 6.983%, Due 7/25/2025, 2018 Term Loan B, (1-mo. LIBOR + 4.500%)	111,905	112,465
AssuredPartners, Inc., 5.733%, Due 10/22/2024, 2017 1st Lien Add-On Term Loan, (1-mo. LIBOR + 3.250%)	113,618	112,979
Asurion LLC,
Due 11/3/2023, 2018 Term Loan B6C	8,000	8,021
5.483%, Due 11/3/2024, 2018 Term Loan B7, (1-mo. LIBOR + 3.000%)	99,521	99,756
8.983%, Due 8/4/2025, 2017 2nd Lien Term Loan, (1-mo. LIBOR + 6.500%)	101,436	103,338
Avolon TLB Borrower (US) LLC, 4.487%, Due 1/15/2025, Term Loan B3, (1-mo. LIBOR + 2.000%)	103,975	103,913
Capital Automotive LP, 8.483%, Due 3/24/2025, 2017 2nd Lien Term Loan, (1-mo. LIBOR + 6.000%)	116,900	117,163
Citadel Securities LP, 5.979%, Due 2/22/2026, Term Loan B, (1-mo. LIBOR + 3.500%)	111,696	112,255
DTZ U.S. Borrower LLC, 5.733%, Due 8/21/2025, 2018 Add On Term Loan B, (1-mo. LIBOR + 3.250%)	124,375	124,375
Edelman Financial Center LLC, 5.723%, Due 7/21/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 3.250%)	69,825	69,927
EIG Management Co. LLC, 6.227%, Due 2/22/2025, 2018 Term Loan B, (1-mo. LIBOR + 3.750%)	102,960	102,703
First Data Corp.,
4.481%, Due 7/8/2022, 2017 USD Term Loan, (1-mo. LIBOR + 2.000%)	56,204	56,201
4.481%, Due 4/26/2024, 2024 USD Term Loan, (1-mo. LIBOR + 2.000%)	36,235	36,224
Forest City Enterprises LP, 6.483%, Due 12/7/2025, Term Loan B, (1-mo. LIBOR + 4.000%)	99,750	100,332
Franklin Square Holdings LP, 5.000%, Due 8/1/2025, 2018 Term Loan B, (1-mo. LIBOR + 2.500%)	99,500	99,438
Genworth Holdings, Inc., 6.987%, Due 3/7/2023, Term Loan, (1-mo. LIBOR + 4.500%)	123,750	124,678
Iron Mountain, Inc., 4.233%, Due 1/2/2026, 2018 Term Loan B, (1-mo. LIBOR + 1.750%)	15,200	14,884
iStar, Inc., 5.229%, Due 6/28/2023, 2016 Term Loan B, (1-mo. LIBOR + 2.750%)	82,273	82,170
Jane Street Group LLC, 5.483%, Due 8/25/2022, 2018 Term Loan B, (1-mo. LIBOR + 3.000%)	125,436	124,888
Kestra Financial, Inc., Due 4/29/2026, 2019 Term LoanC	116,268	115,686
LPL Holdings, Inc., 4.737%, Due 9/23/2024, 2017 1st Lien Term Loan B, (1-mo. LIBOR + 2.250%)	81,792	81,895
Prime Security Services Borrower LLC, 5.233%, Due 5/2/2022, 2016 1st Lien Term Loan, (1-mo. LIBOR + 2.750%)	63,034	63,077
SBA Senior Finance II LLC, 4.490%, Due 4/11/2025, 2018 Term Loan B, (1-mo. LIBOR + 2.000%)	111,160	110,419
Sedgwick Claims Management Services, Inc., 5.733%, Due 12/31/2025, 2018 Term Loan B, (1-mo. LIBOR + 3.250%)	35,910	35,793
StepStone Group LP, 6.483%, Due 3/14/2025, Term Loan B, (1-mo. LIBOR + 4.000%)	167,890	167,890
UFC Holdings LLC, Due 4/29/2026, 2019 Term LoanC	81,741	81,945
Valet Waste Holdings, Inc., 6.483%, Due 9/28/2025, 2018 1st Lien Term Loan, (PRIME + 4.000%)	126,365	125,891
VFH Parent LLC, 6.126%, Due 3/1/2026, 2019 Term Loan B, (1-mo. LIBOR + 3.500%)	100,000	100,475
VICI Properties LLC, 4.487%, Due 12/20/2024, Replacement Term Loan B, (1-mo. LIBOR + 2.000%)	115,000	114,761
WEX, Inc., 4.733%, Due 6/30/2023, 2017 Term Loan B2, (1-mo. LIBOR + 2.250%)	75,489	75,560

		3,149,866

See accompanying notes

[753615.TX]19

American Beacon Crescent Short Duration High Income FundSM

Schedule of Investments

April 30, 2019 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONS - 23.45% (continued)
Health Care - 2.21%
Affordable Care Holding Corp., 7.309%, Due 10/22/2022, 2015 1st Lien Term Loan, (2-mo. LIBOR + 4.750%)	$43,094	$41,370
Agiliti Health, Inc., 5.563%, Due 1/4/2026, Term Loan, (1-mo. LIBOR + 3.000%)	90,000	89,775
Amneal Pharmaceuticals LLC, 6.000%, Due 5/4/2025, 2018 Term Loan B, (1-mo. LIBOR + 3.500%)	124,034	124,220
Avalign Technologies, Inc., 6.983%, Due 12/22/2025, 2018 Term Loan B, (1-mo. LIBOR + 4.500%)C	183,490	180,942
Avalign Technologies, Inc., Due 12/22/2025, 2018 Term Loan BC	8,799	8,799
Avantor, Inc., 6.233%, Due 11/21/2024, 2017 1st Lien Term Loan, (1-mo. LIBOR + 3.750%)	73,829	74,145
Carestream Health, Inc., 8.233%, Due 2/28/2021, 1st Lien Term Loan, (1-mo. LIBOR + 5.750%)	48,599	47,465
CHG Healthcare Services, Inc., Due 6/7/2023, 2017 1st Lien Term Loan BC	113,000	112,930
DentalCorp Perfect Smile ULC,
6.233%, Due 6/6/2025, 1st Lien Delayed Draw Term Loan, (1-mo. LIBOR + 3.750%)B	22,114	21,837
6.233%, Due 6/6/2025, 1st Lien Term Loan, (1-mo. LIBOR + 3.750%)	88,134	87,032
Envision Healthcare Corp., 6.233%, Due 10/10/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 3.750%)	71,155	68,689
Gentiva Health Services, Inc., 6.250%, Due 7/2/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 3.750%)	97,249	97,432
Grifols Worldwide Operations USA, Inc., 4.674%, Due 1/31/2025, 2017 Acquisition Term Loan, (1 Week LIBOR + 2.250%)	11,126	11,137
Ivory Merger Sub, Inc., 5.980%, Due 3/7/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 3.500%)	150,854	141,049
Mallinckrodt International Finance S.A.,
Due 9/24/2024, USD Term Loan BC	34,646	31,015
5.693%, Due 2/24/2025, 2018 Term Loan B, (3-mo. LIBOR + 3.000%)	49,413	44,740
MedPlast Holdings, Inc., 6.351%, Due 7/2/2025, 2018 1st Lien Term Loan, (3-mo. LIBOR + 3.750%)	57,768	57,864
National Mentor Holdings, Inc.,
6.740%, Due 3/9/2026, 2019 Term Loan B, (1-mo. LIBOR + 4.250%)	94,152	94,717
6.740%, Due 3/9/2026, 2019 Term Loan C, (1-mo. LIBOR + 4.250%)	5,848	5,883
NVA Holdings, Inc.,
Due 2/2/2025, Incremental Term LoanC	6,080	6,080
5.233%, Due 2/2/2025, Term Loan B3, (1-mo. LIBOR + 2.750%)	77,868	76,441
Orchid Orthopedic Solutions LLC, 7.099%, Due 2/26/2026, 1st Lien Term Loan, (1-mo. LIBOR + 4.500%)	100,000	100,625
Pearl Intermediate Parent LLC,
5.227%, Due 2/14/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 2.750%)	61,200	58,956
5.227%, Due 2/14/2025, 2018 Delayed Draw Term Loan, (1-mo. LIBOR + 2.750%)B	18,100	17,436
Prospect Medical Holdings, Inc., 8.000%, Due 2/22/2024, 2018 Term Loan B, (1-mo. LIBOR + 5.500%)	123,750	116,480
RegionalCare Hospital Partners Holdings, Inc., 6.987%, Due 11/16/2025, 2018 Term Loan B, (1-mo. LIBOR + 4.500%)	124,688	125,200
Universal Health Services, Inc., 4.233%, Due 10/31/2025, Term Loan B, (1-mo. LIBOR + 1.750%)	49,750	49,750
VVC Holding Corp., 7.197%, Due 2/11/2026, 2019 Term Loan B, (3-mo. LIBOR + 4.500%)	100,000	100,458

		1,992,467

Manufacturing - 1.99%
American Bath Group LLC, 6.851%, Due 9/30/2023, 2018 Term Loan B, (3-mo. LIBOR + 4.250%)	294,398	294,031
Berlin Packaging LLC, 5.510%, Due 11/7/2025, 2018 1st Lien Term Loan, (3-mo. LIBOR + 3.000%)	91,160	89,926
Brookfield WEC Holdings, Inc., 5.983%, Due 8/1/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 3.500%)	99,750	100,296
BWAY Holding Co., 5.854%, Due 4/3/2024, 2017 Term Loan B, (3-mo. LIBOR + 3.250%)	48,143	47,503
Consolidated Container Co. LLC, 5.233%, Due 5/22/2024, 2017 1st Lien Term Loan, (1-mo. LIBOR + 2.750%)	113,229	112,460

See accompanying notes

[753615.TX]20

American Beacon Crescent Short Duration High Income FundSM

Schedule of Investments

April 30, 2019 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONS - 23.45% (continued)
Manufacturing - 1.99% (continued)
DG Investment Intermediate Holdings, Inc., 5.483%, Due 2/3/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 3.000%)	$85,897	$85,038
Edward Don & Co. LLC, 6.733%, Due 7/2/2025, 2018 Term Loan, (1-mo. LIBOR + 4.250%)	98,008	97,885
Emerald Performance Materials LLC, 5.983%, Due 8/1/2021, New 1st Lien Term Loan, (1-mo. LIBOR + 3.500%)	65,306	65,224
Flex Acquisition Co., Inc., 5.626%, Due 12/29/2023, 1st Lien Term Loan, (3-mo. LIBOR + 3.000%)	122,500	120,509
Forming Machining Industries Holdings LLC, 6.947%, Due 10/3/2025, Term Loan, (3-mo. LIBOR + 4.250%)	126,703	117,833
Netsmart Technologies, Inc., 6.233%, Due 4/19/2023, Term Loan D1, (1-mo. LIBOR + 3.750%)	42,319	41,825
Pisces Midco, Inc., 6.354%, Due 4/12/2025, 2018 Term Loan, (3-mo. LIBOR + 3.750%)	124,063	122,149
Polar US Borrower LLC, 7.348%, Due 10/15/2025, 2018 1st Lien Term Loan, (3-mo. LIBOR + 4.750%)	36,907	37,046
Sabre Industries, Inc., 6.973%, Due 4/2/2026, 2019 Term Loan B, (1-mo. LIBOR + 4.500%)	100,000	100,875
SHO Holding I Corp., 7.583%, Due 10/27/2022, Term Loan, (3-mo. LIBOR + 5.000%)	192,132	182,526
Titan Acquisition Ltd., 5.483%, Due 3/28/2025, 2018 Term Loan B, (1-mo. LIBOR + 3.000%)	88,750	85,137
Wrench Group LLC,
Due 4/12/2026, 2019 Delayed Draw Term LoanC	25,000	25,063
Due 4/12/2026, 2019 Term Loan BC	75,000	75,188

		1,800,514

Media - 0.84%
CSC Holdings LLC, 5.473%, Due 4/15/2027, 2019 Term Loan B, (1-mo. LIBOR + 3.000%)	1,251	1,254
E.W. Scripps Co., Due 4/4/2026, Incremental Term Loan BC	100,000	100,250
Information Resources, Inc., 7.129%, Due 12/1/2025, 2018 1st Lien Term Loan, (3-mo. LIBOR + 4.500%)	99,750	99,044
Meredith Corp., 5.233%, Due 1/31/2025, 2018 Term Loan B, (1-mo. LIBOR + 2.750%)	85,243	85,487
Six Flags Theme Parks, Inc., Due 4/9/2026, 2019 Term Loan BC	100,000	100,155
Trade Me Group Ltd., Due 5/1/2026, Term LoanC	113,194	113,477
Univision Communications, Inc., 5.233%, Due 3/15/2024, Term Loan C5, (1-mo. LIBOR + 2.750%)	16,973	16,315
UPC Financing Partnership, 4.973%, Due 1/15/2026, USD Term Loan AR, (1-mo. LIBOR + 2.500%)	62,468	62,465
Virgin Media Bristol LLC, 4.973%, Due 1/15/2026, USD Term Loan K, (1-mo. LIBOR + 2.500%)	81,000	81,193
WeddingWire, Inc., 6.983%, Due 12/19/2025, 1st Lien Term Loan, (1-mo. LIBOR + 4.500%)	99,750	100,249

		759,889

Service - 3.91%
Academy, Ltd., 6.502%, Due 7/1/2022, 2015 Term Loan B, (1-mo. LIBOR + 4.000%)	26,697	19,781
ADMI Corp., 5.233%, Due 4/30/2025, 2018 Term Loan B, (1-mo. LIBOR + 2.750%)	128,123	127,056
Albany Molecular Research, Inc., 5.733%, Due 8/30/2024, 2017 1st Lien Term Loan, (1-mo. LIBOR + 3.250%)	123,125	122,663
6.733%, Due 7/28/2022, Incremental Term Loan, (1-mo. LIBOR + 4.250%)	65,835	64,963
American Airlines, Inc.,
Due 12/14/2023, 2017 Incremental Term LoanC	27,000	26,809
4.229%, Due 6/27/2025, 2018 Term Loan B, (1-mo. LIBOR + 1.750%)	55,525	54,716
ATI Holdings Acquisition, Inc., 5.987%, Due 5/10/2023, 2016 Term Loan, (1-mo. LIBOR + 3.500%)	98,124	96,203
BioClinica, Inc., 6.813%, Due 10/20/2023, 1st Lien Term Loan, (3-mo. LIBOR + 4.250%)	49,817	45,489
BJ’s Wholesale Club, Inc., 5.473%, Due 2/3/2024, 2017 1st Lien Term Loan, (1-mo. LIBOR + 3.000%)	78,831	79,157
Blackhawk Network Holdings, Inc., 5.483%, Due 6/15/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 3.000%)	97,490	97,409
Boing US Holdco, Inc., 5.989%, Due 10/3/2024, 2017 1st Lien Term Loan, (3-mo. LIBOR + 3.250%)	123,441	123,348

See accompanying notes

[753615.TX]21

American Beacon Crescent Short Duration High Income FundSM

Schedule of Investments

April 30, 2019 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONS - 23.45% (continued)
Service - 3.91% (continued)
Brand Energy & Infrastructure Services, Inc., 6.842%, Due 6/21/2024, 2017 Term Loan, (3-mo. LIBOR + 4.250%)	$68,950	$67,570
California Pizza Kitchen, Inc.,
8.490%, Due 8/23/2022, 2016 Term Loan, (1-mo. LIBOR + 6.000%)	243,750	235,097
Due 8/23/2023, 2016 2nd Lien Term LoanC	42,000	37,380
Camelot UK Holdco Ltd., 5.733%, Due 10/3/2023, 2017 Repriced Term Loan, (1-mo. LIBOR + 3.250%)	67,519	67,379
CareerBuilder LLC, 9.351%, Due 7/31/2023, Term Loan, (3-mo. LIBOR + 6.750%)	137,753	138,097
EAB Global, Inc., 6.381%, Due 11/15/2024, 1st Lien Term Loan, (3-mo. LIBOR + 3.750%)	44,949	44,443
Heartland Dental LLC, 6.233%, Due 4/30/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 3.750%)B	4,095	4,030
Hoya Midco LLC, 5.983%, Due 6/30/2024, 2017 1st Lien Term Loan, (1-mo. LIBOR + 3.500%)	80,749	80,093
IG Investment Holdings LLC, 6.101%, Due 5/23/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 3.500%)	80,703	80,669
Kingpin Intermediate Holdings LLC, 5.980%, Due 7/3/2024, 2018 Term Loan B, (1-mo. LIBOR + 3.500%)	124,126	124,204
Lakeland Tours LLC, 6.615%, Due 12/15/2024, 2017 1st Lien Term Loan B, (3-mo. LIBOR + 4.000%)	123,750	123,286
Marriott Ownership Resorts, Inc., 4.733%, Due 8/29/2025, 2018 Term Loan B, (1-mo. LIBOR + 2.250%)	13,428	13,440
Midas Intermediate Holdco II LLC, 5.351%, Due 8/18/2021, Incremental Term Loan B, (3-mo. LIBOR + 2.750%)	48,785	47,687
NMSC Holdings, Inc., 7.582%, Due 4/19/2023, 1st Lien Term Loan, (3-mo. LIBOR + 5.000%)	250,000	250,625
Playpower, Inc., 7.249%, Due 6/23/2021, 2015 1st Lien Term Loan, (3-mo. LIBOR + 4.750%)	241,834	241,229
Pre-Paid Legal Services, Inc., 5.733%, Due 5/1/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 3.250%)	67,280	66,831
Quidditch Acquisition, Inc., 9.487%, Due 3/14/2025, 2018 Term Loan B, (1-mo. LIBOR + 7.000%)	108,900	110,806
Realogy Group LLC, 4.730%, Due 2/8/2025, 2018 Term Loan B, (1-mo. LIBOR + 2.250%)	73,530	71,715
Red Ventures LLC, 5.483%, Due 11/8/2024, 2018 Term Loan B, (1-mo. LIBOR + 3.000%)	122,222	122,550
Rentpath, Inc., 7.240%, Due 12/17/2021, 2017 Term Loan, (1-mo. LIBOR + 4.750%)	81,959	51,087
Sabre GLBL, Inc., 4.483%, Due 2/22/2024, 2018 Term Loan B, (1-mo. LIBOR + 2.000%)	108,897	108,645
Spin Holdco, Inc., 5.851%, Due 11/14/2022, 2017 Term Loan B, (3-mo. LIBOR + 3.250%)	86,788	85,649
Syneos Health, Inc., 4.483%, Due 8/1/2024, 2018 Term Loan B, (1-mo. LIBOR + 2.000%)	25,922	25,835
Tribune Media Co., 5.483%, Due 12/27/2020, Term Loan, (1-mo. LIBOR + 3.000%)	4,219	4,219
TruGreen Limited Partnership, 6.223%, Due 3/19/2026, 2019 Term Loan, (1-mo. LIBOR + 3.750%)	54,820	55,026
USIC Holdings, Inc., 5.733%, Due 12/8/2023, 2017 Term Loan B, (1-mo. LIBOR + 3.250%)	10,615	10,588
Vestcom Parent Holdings, Inc., 6.483%, Due 12/19/2023, 2016 1st Lien Term Loan, (PRIME + 4.000%)	85,601	81,749
William Morris Endeavor Entertainment LLC, 5.360%, Due 5/18/2025, 2018 1st Lien Term Loan, (3-mo. LIBOR + 2.750%)	84,037	81,768
World Triathlon Corp., 6.601%, Due 6/26/2021, Term Loan, (3-mo. LIBOR + 4.000%)	244,859	244,859

		3,534,150

Technology - 2.35%
Almonde, Inc.,
6.101%, Due 6/13/2024, USD 1st Lien Term Loan, (3-mo. LIBOR + 3.500%)	42,534	42,143
9.851%, Due 6/13/2025, USD 2nd Lien Term Loan, (3-mo. LIBOR + 7.250%)	42,825	42,629
AqGen Ascensus, Inc., 6.601%, Due 12/3/2022, 2017 Repriced Term Loan, (3-mo. LIBOR + 4.000%)	64,657	64,899
Capri Finance LLC, 5.833%, Due 11/1/2024, USD 2017 1st Lien Term Loan, (3-mo. LIBOR + 3.250%)	85,755	84,897
Compuware Corp., 5.983%, Due 8/22/2025, 2018 Term Loan B, (1-mo. LIBOR + 3.500%)	99,750	100,166
Dell International LLC, 4.490%, Due 9/7/2023, 2017 Term Loan B, (1-mo. LIBOR + 2.000%)	154,045	154,045

See accompanying notes

[753615.TX]22

American Beacon Crescent Short Duration High Income FundSM

Schedule of Investments

April 30, 2019 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONS - 23.45% (continued)
Technology - 2.35% (continued)
DiscoverOrg LLC, 7.236%, Due 2/2/2026, 2019 1st Lien Term Loan, (3-mo. LIBOR + 4.500%)	$100,000	$99,417
Dynatrace LLC, 5.733%, Due 8/22/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 3.250%)	52,591	52,722
GGC Aperio Holdings LP, 7.601%, Due 10/28/2024, Term Loan, (3-mo. LIBOR + 5.000%)D	172,618	171,531
GrafTech Finance, Inc., 5.983%, Due 2/12/2025, 2018 Term Loan B, (1-mo. LIBOR + 3.500%)	113,828	113,686
MA FinanceCo. LLC, 4.983%, Due 6/21/2024, USD Term Loan B3, (1-mo. LIBOR + 2.500%)	10,464	10,424
MH Sub I LLC, 6.227%, Due 9/13/2024, 2017 1st Lien Term Loan, (1-mo. LIBOR + 3.750%)	123,125	123,058
Microchip Technology, Inc., 4.490%, Due 5/29/2025, 2018 Term Loan B, (1-mo. LIBOR + 2.000%)	71,742	71,585
Omnitracs, Inc., 5.357%, Due 3/21/2025, 2018 Term Loan B, (3-mo. LIBOR + 2.750%)	108,495	107,377
Plantronics, Inc., 4.983%, Due 7/2/2025, 2018 Term Loan B, (1-mo. LIBOR + 2.500%)	76,824	76,472
Riverbed Technology, Inc., 5.740%, Due 4/24/2022, 2016 Term Loan, (1-mo. LIBOR + 3.250%)	54,000	47,579
Seattle Spinco, Inc., 4.983%, Due 6/21/2024, USD Term Loan B3, (1-mo. LIBOR + 2.500%)	70,663	70,398
Sound Inpatient Physicians, 5.233%, Due 6/27/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 2.750%)	39,250	39,201
SS&C Technologies Holdings Europe S.a.r.l., 4.733%, Due 4/16/2025, 2018 Term Loan B4, (1-mo. LIBOR + 2.250%)	28,962	28,966
SS&C Technologies, Inc.,
4.733%, Due 4/16/2025, 2018 Term Loan B3, (1-mo. LIBOR + 2.250%)	40,516	40,522
4.733%, Due 4/16/2025, 2018 Term Loan B5, (1-mo. LIBOR + 2.250%)	20,064	20,062
Triple Point Technology, Inc., 6.901%, Due 7/10/2020, 1st Lien Term Loan, (3-mo. LIBOR + 4.250%)	52,461	51,411
Ultimate Software Group, Inc., Due 5/4/2026, Term Loan BC	100,000	100,650
Verifone Systems, Inc., 6.683%, Due 8/20/2025, 2018 1st Lien Term Loan, (3-mo. LIBOR + 4.000%)	99,500	99,196
Verscend Holding Corp., 6.983%, Due 8/27/2025, 2018 Term Loan B, (1-mo. LIBOR + 4.500%)	121,390	121,997
Weld North Education LLC, 6.851%, Due 2/7/2025, Term Loan B, (3-mo. LIBOR + 4.250%)	99,748	99,499
Western Digital Corp., 4.233%, Due 4/29/2023, 2018 Term Loan B4, (1-mo. LIBOR + 1.750%)	87,558	86,660

		2,121,192

Telecommunications - 1.52%
Altice France S.A., 6.473%, Due 8/14/2026, 2018 Term Loan B13, (1-mo. LIBOR + 4.000%)	99,500	97,225
Anastasia Parent LLC, 6.233%, Due 8/11/2025, 2018 Term Loan B, (1-mo. LIBOR + 3.750%)	55,720	50,984
Avaya, Inc., 6.723%, Due 12/15/2024, 2018 Term Loan B, (1-mo. LIBOR + 4.250%)	57,438	57,545
Charter Communications Operating LLC, 4.490%, Due 4/30/2025, 2017 Term Loan B, (1-mo. LIBOR + 2.000%)	123,438	123,656
CommScope, Inc., 5.733%, Due 4/6/2026, 2019 Term Loan B, (1-mo. LIBOR + 3.250%)	100,000	100,781
Coral-US Co-Borrower LLC, 5.733%, Due 1/30/2026, Term Loan B4, (1-mo. LIBOR + 3.250%)	41,109	41,258
Flexential Intermediate Corp., 6.101%, Due 8/1/2024, 2017 1st Lien Term Loan, (3-mo. LIBOR + 3.500%)	87,216	80,195
GoodRx, Inc., 5.473%, Due 10/10/2025, 1st Lien Term Loan, (1-mo. LIBOR + 3.000%)	98,649	98,649
GTT Communications, Inc., 5.230%, Due 5/31/2025, 2018 USD Term Loan B, (1-mo. LIBOR + 2.750%)	30,768	29,754
Intelsat Jackson Holdings S.A., 6.229%, Due 11/27/2023, 2017 Term Loan B3, (1-mo. LIBOR + 3.750%)	82,000	81,856
Merrill Communications LLC, 7.833%, Due 6/1/2022, 2015 Term Loan, (3-mo. LIBOR + 5.250%)	35,726	35,815
Mission Broadcasting, Inc., 4.752%, Due 1/17/2024, 2018 Term Loan B3, (1-mo. LIBOR + 2.250%)	13,722	13,642
NeuStar, Inc., 5.983%, Due 8/8/2024, 2018 Term Loan B4, (1-mo. LIBOR + 3.500%)	84,224	82,329
Nexstar Broadcasting, Inc., 4.729%, Due 1/17/2024, 2018 Term Loan B3, (1-mo. LIBOR + 2.250%)	72,933	72,508

See accompanying notes

[753615.TX]23

American Beacon Crescent Short Duration High Income FundSM

Schedule of Investments

April 30, 2019 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONS - 23.45% (continued)
Telecommunications - 1.52% (continued)
Speedcast International Ltd., 5.351%, Due 5/15/2025, Term Loan B, (3-mo. LIBOR + 2.750%)	$125,055	$123,492
Sprint Communications, Inc.,
5.000%, Due 2/2/2024, 1st Lien Term Loan B, (1-mo. LIBOR + 2.500%)	31,597	30,657
5.500%, Due 2/2/2024, 2018 Term Loan B, (1-mo. LIBOR + 3.000%)	91,770	90,279
Syniverse Holdings, Inc., 7.473%, Due 3/9/2023, 2018 1st Lien Term Loan, (1-mo. LIBOR + 5.000%)	78,826	74,924
Web.com Group, Inc., 6.234%, Due 10/10/2025, 2018 Term Loan B, (1-mo. LIBOR + 3.750%)	90,868	90,339

		1,375,888

Transportation - 0.30%
American Tire Distributors Holdings, Inc., 10.129%, Due 9/2/2024, 2015 Term Loan, (3-mo. LIBOR + 7.500%)	63,501	59,373
Dynasty Acquisition Co., Inc., 6.602%, Due 4/6/2026, 2019 Term Loan B1, (3-mo. LIBOR + 4.000%)	65,035	65,307
XPO Logistics, Inc., 4.483%, Due 2/24/2025, 2018 Term Loan B, (1-mo. LIBOR + 2.000%)	152,000	151,109

		275,789

Utilities - 0.31%
Calpine Corp.,
5.110%, Due 1/15/2024, Term Loan B5, (3-mo. LIBOR + 2.500%)	110,848	110,938
5.340%, Due 4/5/2026, Term Loan B9, (3-mo. LIBOR + 2.750%)	15,000	15,038
Eastern Power LLC, 6.233%, Due 10/2/2023, Term Loan B, (1-mo. LIBOR + 3.750%)	80,042	80,033
Vistra Energy Corp., 4.483%, Due 12/31/2025, 1st Lien Term Loan B3, (1-mo. LIBOR + 2.000%)	56,026	56,001
Vistra Operations Co. LLC, 4.733%, Due 12/14/2023, 2016 Term Loan B2, (1-mo. LIBOR + 2.250%)	14,541	14,566

		276,576

Total Bank Loan Obligations (Cost $21,301,433)		21,184,119

CORPORATE OBLIGATIONS - 61.13%
Basic Materials - 2.41%
Ashland LLC, 4.750%, Due 8/15/2022	175,000	178,719
CF Industries, Inc., 3.450%, Due 6/1/2023	200,000	195,750
Freeport-McMoRan, Inc.,
3.550%, Due 3/1/2022	850,000	842,562
4.550%, Due 11/14/2024	75,000	74,531
Huntsman International LLC, 5.125%, Due 11/15/2022	500,000	526,085
PQ Corp., 6.750%, Due 11/15/2022E	350,000	362,250

		2,179,897

Communications - 13.51%
Block Communications, Inc., 6.875%, Due 2/15/2025E	300,000	311,250
Cablevision Systems Corp., 5.875%, Due 9/15/2022	950,000	988,000
CCO Holdings LLC / CCO Holdings Capital Corp., 5.375%, Due 5/1/2025E	900,000	931,500
CenturyLink, Inc.,
6.450%, Due 6/15/2021, Series S	250,000	260,625
5.800%, Due 3/15/2022, Series T	200,000	205,517
7.500%, Due 4/1/2024, Series Y	325,000	348,969
Clear Channel Worldwide Holdings, Inc., 6.500%, Due 11/15/2022, Series B	350,000	357,437
CommScope Finance LLC, 6.000%, Due 3/1/2026E	225,000	238,219
CommScope Technologies LLC, 6.000%, Due 6/15/2025E	100,000	101,565
CSC Holdings LLC, 5.125%, Due 12/15/2021, Series 144E	250,000	250,625
DISH DBS Corp.,
6.750%, Due 6/1/2021	300,000	309,356

See accompanying notes

[753615.TX]24

American Beacon Crescent Short Duration High Income FundSM

Schedule of Investments

April 30, 2019 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 61.13% (continued)
Communications - 13.51% (continued)
DISH DBS Corp. (continued)
5.875%, Due 7/15/2022	$300,000	$292,710
5.000%, Due 3/15/2023	400,000	366,500
EIG Investors Corp., 10.875%, Due 2/1/2024	275,000	293,219
Frontier Communications Corp., 8.500%, Due 4/1/2026E	425,000	400,562
Lamar Media Corp., 5.000%, Due 5/1/2023	250,000	253,125
Level 3 Financing, Inc., 5.375%, Due 1/15/2024	650,000	658,125
Netflix, Inc., 5.750%, Due 3/1/2024	250,000	268,605
Nexstar Broadcasting, Inc., 5.625%, Due 8/1/2024E	300,000	304,560
Plantronics, Inc., 5.500%, Due 5/31/2023E	500,000	504,375
Qwest Corp., 6.750%, Due 12/1/2021	25,000	26,695
Salem Media Group, Inc., 6.750%, Due 6/1/2024E	175,000	157,500
Sinclair Television Group, Inc., 6.125%, Due 10/1/2022	400,000	407,500
Sirius XM Radio, Inc., 5.375%, Due 4/15/2025E	900,000	922,500
Sprint Communications, Inc., 6.000%, Due 11/15/2022	575,000	578,594
Sprint Corp., 7.250%, Due 9/15/2021	1,100,000	1,152,250
T-Mobile USA, Inc.,
6.500%, Due 1/15/2024	175,000	181,125
6.000%, Due 4/15/2024	200,000	208,250
TEGNA, Inc., 5.500%, Due 9/15/2024E	300,000	307,875
Townsquare Media, Inc., 6.500%, Due 4/1/2023E	225,000	219,656
Univision Communications, Inc., 5.125%, Due 5/15/2023E	200,000	193,000
Zayo Group LLC / Zayo Capital, Inc., 6.000%, Due 4/1/2023	200,000	203,250

		12,203,039

Consumer, Cyclical - 5.54%
Churchill Downs, Inc., 5.500%, Due 4/1/2027E	225,000	230,906
Cinemark USA, Inc., 4.875%, Due 6/1/2023	200,000	202,068
Hanesbrands, Inc., 4.625%, Due 5/15/2024E	250,000	252,500
Jack Ohio Finance LLC / Jack Ohio Finance Corp., 10.250%, Due 11/15/2022E	200,000	216,250
KGA Escrow LLC, 7.500%, Due 8/15/2023E	300,000	309,750
Lennar Corp., 4.750%, Due 5/30/2025	325,000	332,313
MGM Resorts International, 5.750%, Due 6/15/2025	950,000	1,004,625
Scientific Games International, Inc., 10.000%, Due 12/1/2022	118,000	124,195
Taylor Morrison Communities, Inc., 6.625%, Due 5/15/2022	300,000	309,750
Tempur Sealy International, Inc., 5.625%, Due 10/15/2023	400,000	405,000
United Continental Holdings, Inc., 4.250%, Due 10/1/2022	500,000	504,375
Williams Scotsman International, Inc., 7.875%, Due 12/15/2022E	400,000	419,000
Wyndham Destinations, Inc., 5.625%, Due 3/1/2021	450,000	466,875
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 4.250%, Due 5/30/2023E	225,000	223,481

		5,001,088

Consumer, Non-Cyclical - 10.54%
Acadia Healthcare Co., Inc., 6.500%, Due 3/1/2024	225,000	232,875
Albertsons Companies LLC / Safeway, Inc. / New Albertsons LP / Albertson’s LLC, 6.625%, Due 6/15/2024	150,000	154,688
Avantor, Inc., 9.000%, Due 10/1/2025E	100,000	108,750
Cardtronics, Inc. / Cardtronics USA, Inc., 5.500%, Due 5/1/2025E	300,000	295,500
Centene Corp.,
5.625%, Due 2/15/2021	300,000	304,875
4.750%, Due 1/15/2025	100,000	101,450
CHS/Community Health Systems, Inc.,
8.000%, Due 11/15/2019	200,000	198,000
5.125%, Due 8/1/2021	100,000	98,500
6.250%, Due 3/31/2023	250,000	243,438
8.625%, Due 1/15/2024E	250,000	253,750
DaVita, Inc.,
5.750%, Due 8/15/2022	100,000	101,625

See accompanying notes

[753615.TX]25

American Beacon Crescent Short Duration High Income FundSM

Schedule of Investments

April 30, 2019 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 61.13% (continued)
Consumer, Non-Cyclical - 10.54% (continued)
DaVita, Inc. (continued)
5.125%, Due 7/15/2024	$500,000	$500,000
Elanco Animal Health, Inc., 4.272%, Due 8/28/2023E	225,000	233,772
HCA, Inc., 5.875%, Due 5/1/2023	1,225,000	1,313,935
Herc Rentals, Inc., 7.500%, Due 6/1/2022E	366,000	380,640
Hertz Corp., 5.875%, Due 10/15/2020	850,000	850,000
Horizon Pharma USA, Inc.,
6.625%, Due 5/1/2023	43,000	44,290
8.750%, Due 11/1/2024E	75,000	81,000
Kronos Acquisition Holdings, Inc., 9.000%, Due 8/15/2023E	200,000	178,500
MEDNAX, Inc., 5.250%, Due 12/1/2023E	225,000	228,938
Monitronics International, Inc., 9.125%, Due 4/1/2020	250,000	10,000
Nielsen Finance LLC / Nielsen Finance Co., 5.000%, Due 4/15/2022E	500,000	496,690
Prestige Brands, Inc., 5.375%, Due 12/15/2021E	350,000	352,187
Prime Security Services Borrower LLC / Prime Finance, Inc.,
9.250%, Due 5/15/2023E	142,000	149,661
5.250%, Due 4/15/2024E	150,000	150,375
RegionalCare Hospital Partners Holdings, Inc., 8.250%, Due 5/1/2023E	225,000	239,273
Select Medical Corp., 6.375%, Due 6/1/2021	250,000	250,312
Tenet Healthcare Corp.,
8.125%, Due 4/1/2022	100,000	106,696
6.750%, Due 6/15/2023	350,000	357,000
4.625%, Due 7/15/2024	950,000	952,677
7.000%, Due 8/1/2025	200,000	202,500
Universal Health Services, Inc., 4.750%, Due 8/1/2022E	350,000	353,108

		9,525,005

Energy - 7.95%
Antero Resources Corp., 5.125%, Due 12/1/2022	300,000	301,125
Archrock Partners LP / Archrock Partners Finance Corp., 6.000%, Due 10/1/2022	250,000	251,875
Cheniere Energy Partners LP, 5.625%, Due 10/1/2026E	250,000	258,240
Chesapeake Energy Corp.,
8.000%, Due 1/15/2025	100,000	101,250
8.000%, Due 6/15/2027	175,000	171,111
Continental Resources, Inc., 5.000%, Due 9/15/2022	300,000	302,451
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.250%, Due 4/1/2023	200,000	205,000
DCP Midstream Operating LP,
4.950%, Due 4/1/2022	200,000	205,000
3.875%, Due 3/15/2023	200,000	200,000
Denbury Resources, Inc., 9.000%, Due 5/15/2021E	125,000	126,875
Energy Transfer Operating LP, 5.875%, Due 1/15/2024	300,000	327,471
EP Energy LLC / Everest Acquisition Finance, Inc., 7.750%, Due 5/15/2026E	75,000	66,750
Genesis Energy LP / Genesis Energy Finance Corp., 5.625%, Due 6/15/2024	175,000	173,797
Gulfport Energy Corp., 6.625%, Due 5/1/2023	250,000	240,625
Hess Infrastructure Partners LP / Hess Infrastructure Partners Finance Corp., 5.625%, Due 2/15/2026E	500,000	511,250
Hilcorp Energy I LP / Hilcorp Finance Co., 5.000%, Due 12/1/2024E	225,000	223,312
Jones Energy Holdings LLC / Jones Energy Finance Corp., 6.750%, Due 4/1/2022	350,000	4,638
Nabors Industries, Inc., 5.500%, Due 1/15/2023	325,000	309,562
Newfield Exploration Co., 5.750%, Due 1/30/2022	300,000	319,638
Oasis Petroleum, Inc., 6.875%, Due 1/15/2023	250,000	250,000
Oceaneering International, Inc., 4.650%, Due 11/15/2024	150,000	142,455
QEP Resources, Inc., 5.375%, Due 10/1/2022	150,000	147,563
Range Resources Corp., 5.875%, Due 7/1/2022	400,000	404,500
SemGroup Corp. / Rose Rock Finance Corp.,
5.625%, Due 7/15/2022	125,000	123,906
5.625%, Due 11/15/2023	125,000	118,750

See accompanying notes

[753615.TX]26

American Beacon Crescent Short Duration High Income FundSM

Schedule of Investments

April 30, 2019 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 61.13% (continued)
Energy - 7.95% (continued)
Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 5.500%, Due 8/15/2022	$500,000	$493,750
Sunoco LP / Sunoco Finance Corp.,
4.875%, Due 1/15/2023, Series WI	250,000	254,062
5.500%, Due 2/15/2026	250,000	254,375
Targa Resources Partners LP / Targa Resources Partners Finance Corp.,
5.250%, Due 5/1/2023	150,000	151,875
5.125%, Due 2/1/2025	100,000	102,250
Whiting Petroleum Corp., 6.250%, Due 4/1/2023	250,000	255,625
WPX Energy, Inc., 5.250%, Due 9/15/2024	175,000	180,688

		7,179,769

Financial - 8.46%
Acrisure LLC / Acrisure Finance, Inc., 8.125%, Due 2/15/2024E	300,000	313,687
Ally Financial, Inc.,
4.125%, Due 2/13/2022	50,000	50,563
5.750%, Due 11/20/2025	300,000	325,125
Blackstone CQP Holdco LP, 6.500%, Due 3/20/2021E	300,000	301,125
CIT Group, Inc.,
5.000%, Due 8/15/2022	300,000	312,000
4.750%, Due 2/16/2024	150,000	154,688
Credit Acceptance Corp.,
6.125%, Due 2/15/2021	200,000	200,250
7.375%, Due 3/15/2023	350,000	362,687
Equinix, Inc., 5.375%, Due 1/1/2022, REIT	150,000	153,750
Genworth Holdings, Inc., 4.900%, Due 8/15/2023, Series .	100,000	84,500
Greystar Real Estate Partners LLC, 5.750%, Due 12/1/2025E	50,000	50,250
Icahn Enterprises LP / Icahn Enterprises Finance Corp.,
6.250%, Due 2/1/2022	400,000	412,112
6.375%, Due 12/15/2025	550,000	573,375
iStar, Inc., 4.625%, Due 9/15/2020	550,000	555,500
Jefferies Finance LLC / JFIN Co-Issuer Corp., 6.875%, Due 4/15/2022E	150,000	152,250
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 5.875%, Due 8/1/2021E	90,000	91,688
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 5.625%, Due 5/1/2024	250,000	262,187
Nationstar Mortgage Holdings, Inc., 8.125%, Due 7/15/2023E	250,000	251,875
Navient Corp., 5.875%, Due 3/25/2021	1,000,000	1,033,750
Newmark Group, Inc., 6.125%, Due 11/15/2023	225,000	236,137
Oxford Finance LLC / Oxford Finance Co-Issuer II, Inc., 6.375%, Due 12/15/2022E	175,000	180,688
Realogy Group LLC / Realogy Co-Issuer Corp., 9.375%, Due 4/1/2027E	125,000	129,838
SBA Communications Corp., 4.875%, Due 9/1/2024	400,000	406,255
Springleaf Finance Corp.,
5.625%, Due 3/15/2023	100,000	103,875
7.125%, Due 3/15/2026	550,000	590,562
Starwood Property Trust, Inc., 5.000%, Due 12/15/2021	350,000	357,437

		7,646,154

Industrial - 6.41%
ADT Security Corp., 4.125%, Due 6/15/2023	525,000	513,513
Arconic, Inc., 5.125%, Due 10/1/2024	400,000	412,480
Ball Corp.,
5.000%, Due 3/15/2022	300,000	312,000
5.250%, Due 7/1/2025	150,000	158,813
BBA US Holdings, Inc., 5.375%, Due 5/1/2026E	150,000	153,750
Berry Global, Inc., 5.500%, Due 5/15/2022	200,000	202,750
BWAY Holding Co., 5.500%, Due 4/15/2024E	250,000	248,288
CEMEX Finance LLC, 6.000%, Due 4/1/2024E	250,000	257,600

See accompanying notes

[753615.TX]27

American Beacon Crescent Short Duration High Income FundSM

Schedule of Investments

April 30, 2019 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 61.13% (continued)
Industrial - 6.41% (continued)
Energizer Holdings, Inc.,
5.500%, Due 6/15/2025E	$150,000	$151,594
6.375%, Due 7/15/2026E	150,000	154,828
Fortress Transportation & Infrastructure Investors LLC,
6.750%, Due 3/15/2022E	250,000	256,875
6.500%, Due 10/1/2025E	100,000	102,500
Ingram Micro, Inc.,
5.000%, Due 8/10/2022	275,000	274,769
5.450%, Due 12/15/2024	175,000	174,248
Owens-Brockway Glass Container, Inc., 5.000%, Due 1/15/2022E	200,000	204,750
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, Due 7/15/2023E	850,000	862,333
Sealed Air Corp.,
5.125%, Due 12/1/2024E	100,000	103,750
5.500%, Due 9/15/2025E	150,000	157,500
Standard Industries, Inc., 5.375%, Due 11/15/2024E	250,000	254,687
TransDigm, Inc., 6.000%, Due 7/15/2022	550,000	557,562
XPO Logistics, Inc., 6.125%, Due 9/1/2023E	275,000	280,844

		5,795,434

Technology - 4.63%
Advanced Micro Devices, Inc., 7.000%, Due 7/1/2024	500,000	519,375
Dell International LLC / EMC Corp., 7.125%, Due 6/15/2024E	800,000	846,349
First Data Corp.,
5.000%, Due 1/15/2024E	450,000	461,299
5.750%, Due 1/15/2024E	300,000	309,187
Harland Clarke Holdings Corp., 8.375%, Due 8/15/2022E	100,000	88,750
j2 Cloud Services LLC / j2 Global Co-Obligor, Inc., 6.000%, Due 7/15/2025E	300,000	312,750
NCR Corp., 5.000%, Due 7/15/2022	300,000	300,375
Rackspace Hosting, Inc., 8.625%, Due 11/15/2024E	100,000	93,250
Solera LLC / Solera Finance, Inc., 10.500%, Due 3/1/2024E	500,000	542,500
SS&C Technologies, Inc., 5.500%, Due 9/30/2027E	150,000	153,844
Xerox Corp.,
4.500%, Due 5/15/2021	300,000	303,300
4.125%, Due 3/15/2023	250,000	247,575

		4,178,554

Utilities - 1.68%
AES Corp., 4.500%, Due 3/15/2023	150,000	152,423
Calpine Corp., 5.875%, Due 1/15/2024E	550,000	561,000
Clearway Energy Operating LLC, 5.375%, Due 8/15/2024	150,000	152,455
Talen Energy Supply LLC, 9.500%, Due 7/15/2022E	600,000	654,000

		1,519,878

Total Corporate Obligations (Cost $55,235,070)		55,228,818

FOREIGN CORPORATE OBLIGATIONS - 12.03%
Basic Materials - 0.93%
Alcoa Nederland Holding B.V., 6.750%, Due 9/30/2024E	250,000	264,375
Cascades, Inc., 5.750%, Due 7/15/2023E	450,000	455,625
NOVA Chemicals Corp., 4.875%, Due 6/1/2024E	125,000	122,188

		842,188

Communications - 2.61%
Altice Financing S.A., 6.625%, Due 2/15/2023E	300,000	307,500
Altice Luxembourg S.A., 7.750%, Due 5/15/2022E	250,000	254,687
Sable International Finance Ltd., 6.875%, Due 8/1/2022E	200,000	209,000

See accompanying notes

[753615.TX]28

American Beacon Crescent Short Duration High Income FundSM

Schedule of Investments

April 30, 2019 (Unaudited)

	Principal Amount	Fair Value
FOREIGN CORPORATE OBLIGATIONS - 12.03% (continued)
Communications - 2.61% (continued)
Videotron Ltd., 5.000%, Due 7/15/2022	$600,000	$624,469
Virgin Media Secured Finance PLC, 5.250%, Due 1/15/2021	500,000	515,000
VTR Finance B.V., 6.875%, Due 1/15/2024E	435,000	450,225

		2,360,881

Consumer, Cyclical - 1.92%
BC ULC / New Red Finance, Inc., 5.000%, Due 10/15/2025E	250,000	248,125
Fiat Chrysler Automobiles N.V., 5.250%, Due 4/15/2023	300,000	312,750
International Game Technology PLC, 6.500%, Due 2/15/2025E	300,000	319,494
Mclaren Finance PLC, 5.750%, Due 8/1/2022E	250,000	246,120
Panther BF Aggregator 2 LP / Panther Finance Co., Inc., 6.250%, Due 5/15/2026E	125,000	130,156
Silversea Cruise Finance Ltd., 7.250%, Due 2/1/2025E	250,000	269,063
Viking Cruises Ltd., 6.250%, Due 5/15/2025E	200,000	207,000

		1,732,708

Consumer, Non-Cyclical - 2.31%
Bausch Health Cos, Inc., 7.000%, Due 3/15/2024E	700,000	737,625
Clearwater Seafoods, Inc., 6.875%, Due 5/1/2025E	100,000	99,000
Endo Dac / Endo Finance LLC / Endo Finco, Inc., 5.875%, Due 10/15/2024E	250,000	248,125
Mallinckrodt International Finance S.A. / Mallinckrodt CB LLC,
4.875%, Due 4/15/2020E	100,000	99,500
5.625%, Due 10/15/2023E	350,000	273,000
Valeant Pharmaceuticals International, Inc., 6.125%, Due 4/15/2025E	625,000	632,031

		2,089,281

Energy - 0.31%
Transocean Pontus Ltd., 6.125%, Due 8/1/2025E	118,125	121,078
Transocean, Inc., 9.000%, Due 7/15/2023E	150,000	160,500

		281,578

Financial - 1.18%
goeasy Ltd., 7.875%, Due 11/1/2022E	500,000	526,250
Intesa Sanpaolo SpA, 3.125%, Due 7/14/2022E	300,000	293,873
Travelport Corporate Finance PLC, 6.000%, Due 3/15/2026E	225,000	241,875

		1,061,998

Industrial - 1.75%
Ardagh Packaging Finance PLC,
4.625%, Due 5/15/2023E	450,000	454,248
7.250%, Due 5/15/2024E	350,000	368,743
Bombardier, Inc.,
6.000%, Due 10/15/2022E	500,000	500,312
7.500%, Due 12/1/2024E	250,000	254,175

		1,577,478

Technology - 1.02%
Open Text Corp.,
5.625%, Due 1/15/2023E	250,000	256,250
5.875%, Due 6/1/2026E	200,000	209,500
Seagate HDD Cayman,
4.750%, Due 6/1/2023	325,000	328,286
4.750%, Due 1/1/2025	125,000	122,207

		916,243

Total Foreign Corporate Obligations (Cost $10,771,664)		10,862,355

See accompanying notes

[753615.TX]29

American Beacon Crescent Short Duration High Income FundSM

Schedule of Investments

April 30, 2019 (Unaudited)

	Shares	Fair Value
SHORT-TERM INVESTMENTS - 2.46% (Cost $2,222,536)
Investment Companies - 2.46%
American Beacon U.S. Government Money Market Select Fund, Select Class, 2.37%F G	2,222,536	$2,222,536

TOTAL INVESTMENTS - 99.07% (Cost $89,562,466)		89,497,828
OTHER ASSETS, NET OF LIABILITIES - 0.93%		847,489

TOTAL NET ASSETS - 100.00%		$90,345,317

Percentages are stated as a percent of net assets.

A	Bank loan obligations, unless otherwise stated, carry a floating rate of interest. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
B

Unfunded Loan Commitment. At period end, the amount of unfunded loan commitments was $18,083 or 0.02% of net assets. Of this amount, $3,180 relates to AMCP Clean Acquisition Company, LLC, $5,879 relates to DentalCorp Perfect Smile ULC, $984 related to Heartland Dental, LLC, $4,313 relates Pearl Intermediate Parent LLC, $3,727 relates to VT Topco, Inc.

C	Coupon rates may not be available for bank loans that are unsettled and/or unfunded as of April 30, 2019.
D	Value was determined using significant unobservable inputs.
E

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $29,189,167 or 32.31% of net assets. The Fund has no right to demand registration of these securities.

F	The Fund is affiliated by having the same investment advisor.
G	7-day yield.

LIBOR - London Interbank Offered Rate.

LLC - Limited Liability Company.

LLLP - Limited Liability Limited Partnership.

LP - Limited Partnership.

PIK - Payment in Kind.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

REIT - Real Estate Investment Trust.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of April 30, 2019, the investments were classified as described below:

Crescent Short Duration High Income Fund	Level 1	Level 2	Level 3	Total
Assets
Bank Loan Obligations(1)	$—	$21,012,588	$171,531	$21,184,119
Corporate Obligations	—	55,228,818	—	55,228,818
Foreign Corporate Obligations	—	10,862,355	—	10,862,355
Short-Term Investments	2,222,536	—	—	2,222,536

Total Investments in Securities - Assets	$2,222,536	$87,103,761	$171,531	$89,497,828

(1)	Unfunded loan commitments represent $18,083 at period end.

U.S. GAAP requires transfers between all levels to/from level 3 to be disclosed. During the period ended April 30, 2019, there were no transfers into or out of Level 3.

See accompanying notes

[753615.TX]30

American Beacon Crescent Short Duration High Income FundSM

Schedule of Investments

April 30, 2019 (Unaudited)

The following table is a reconciliation of Level 3 assets within the Fund for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the ending value of any security or instrument where a change in the level has occurred from the beginning to the end of the period:

Security Type	Balance as of 1/31/2019	Purchases	Sales	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balance as of 4/30/2019	Change in Unrealized Appreciation (Depreciation) at Period end**
Bank Loan Obligations	$170,888	$—	$2,382	$—	$12	$3,013	$—	$—	$171,531	$(224)

**	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.

The Bank Loan Obligations, classified as Level 3, were valued using single broker quotes. The principal amount of these securities, valued at $171,531, have been deemed level 3 due to limited market transparency and/or lack of corroboration to support the quoted prices.

See accompanying notes

[753615.TX]31

American Beacon Frontier Markets Income FundSM

Schedule of Investments

April 30, 2019 (Unaudited)

		Principal Amount	Fair Value
Albania - 0.20%
Foreign Sovereign Obligations - 0.20%
Republic of Albania,
3.500%, Due 10/9/2025A	EUR	512,000	$608,926
3.500%, Due 10/9/2025B	EUR	100,000	118,931

Total Foreign Sovereign Obligations			727,857

Total Albania (Cost $715,991)			727,857

Angola - 4.16%
Credit-Linked Notes - 0.27%
Republic of Angola (Issuer Aurora Australis B.V.), 9.151%, Due 12/19/2023, (6-mo. USD LIBOR + 6.250%)B C		$937,500	975,938

Foreign Sovereign Obligations - 3.89%
Angolan Government International Bond,
9.500%, Due 11/12/2025B		4,950,000	5,548,901
8.250%, Due 5/9/2028B		5,060,000	5,290,402
8.250%, Due 5/9/2028B		1,860,000	1,944,693
9.375%, Due 5/8/2048B		985,000	1,056,972

Total Foreign Sovereign Obligations			13,840,968

Total Angola (Cost $14,128,925)			14,816,906

Argentina - 3.02%
Foreign Sovereign Obligations - 3.02%
Argentina Bonar Bonds,
48.175%, Due 3/1/2020, (BADLARP Index + 3.250%)C	ARS	4,500,000	101,478
50.249%, Due 4/3/2022, (BADLARP Index + 2.000%)C	ARS	42,100,000	844,949
Argentina POM Politica Monetaria, 70.354%, Due 6/21/2020, Series POMD	ARS	30,000,000	730,640
Argentina Treasury Bills,
38.294%, Due 6/28/2019, Series 0000E	ARS	150,000,000	3,836,197
43.637%, Due 7/31/2020 E	ARS	61,897,641	1,214,372
Argentine Bonos del Tesoro,
18.200%, Due 10/3/2021	ARS	3,200,000	53,941
16.000%, Due 10/17/2023	ARS	16,250,000	282,164
Argentine Republic Government International Bond,
5.625%, Due 1/26/2022		210,000	163,487
5.000%, Due 1/15/2027B	EUR	3,070,000	2,307,020
Provincia de Buenos Aires,
48.500%, Due 5/31/2022, (BADLARP Index + 3.830%)C	ARS	35,000,000	674,827
37.378%, Due 4/12/2025, (BADLARP Index + 3.750%)A B D	ARS	33,000,000	563,709

Total Foreign Sovereign Obligations			10,772,784

Total Argentina (Cost $15,201,837)			10,772,784

Armenia - 0.48% (Cost $1,695,821)
Foreign Sovereign Obligations - 0.48%
Republic of Armenia International Bond, 7.150%, Due 3/26/2025B		1,540,000	1,710,903

Azerbaijan - 0.57% (Cost $2,000,000)
Credit-Linked Notes - 0.57%
Republic of Azerbaijan (Issuer Frontera Capital B.V.), 14.000%, Due 3/30/2020, Series BA D		2,000,000	2,036,000

See accompanying notes

[753615.TX]32

American Beacon Frontier Markets Income FundSM

Schedule of Investments

April 30, 2019 (Unaudited)

		Principal Amount	Fair Value
Bahrain - 0.20% (Cost $688,636)
Foreign Corporate Obligations - 0.20%
Oil and Gas Holding Co. BSCC, 7.625%, Due 11/7/2024A		$650,000	$706,875

Bangladesh - 0.07% (Cost $250,105)
Foreign Corporate Obligations - 0.07%
Banglalink Digital Communications Ltd., 8.625%, Due 5/6/2019B		250,000	249,825

Total Foreign Corporate Obligations (Cost $250,105)			249,825

Barbados - 0.08% (Cost $294,668)
Foreign Corporate Obligations - 0.08%
Sagicor Finance Ltd.B		279,000	293,996

Belarus - 1.05%
Foreign Sovereign Obligations - 1.05%
Development Bank of the Republic of Belarus JSC, 6.750%, Due 5/2/2024, Series 144AA		1,200,000	1,206,096
Republic of Belarus International Bond,
6.875%, Due 2/28/2023B		1,710,000	1,786,950
7.625%, Due 6/29/2027B		685,000	737,348

Total Foreign Sovereign Obligations			3,730,394

Total Belarus (Cost $3,659,466)			3,730,394

Belize - 0.50% (Cost $1,793,849)
Foreign Sovereign Obligations - 0.50%
Belize Government International Bond, 4.938%, Due 2/20/2034B F		2,940,000	1,764,000

Bosnia & Herzegovina - 0.04% (Cost $161,716)
Foreign Sovereign Obligations - 0.04%
Bosnia & Herzegovina Government International Bond, 0.500%, Due 12/20/2021, Series B, (6-mo. EUR LIBOR + 0.813%)B C G	EUR	250,000	127,000

Cameroon, United Republic Of - 1.43% (Cost $5,063,492)
Foreign Sovereign Obligations - 1.43%
Republic of Cameroon International Bond, 9.500%, Due 11/19/2025B		4,740,000	5,081,545

Canada - 0.21%
Foreign Corporate Obligations - 0.21%
First Quantum Minerals Ltd.,
7.250%, Due 5/15/2022B		200,000	202,250
6.875%, Due 3/1/2026B		600,000	561,750

Total Foreign Corporate Obligations			764,000

Total Canada (Cost $755,495)			764,000

Costa Rica - 2.94%
Foreign Corporate Obligations - 0.13%
Autopistas del Sol S.A., 7.375%, Due 12/30/2030B		465,280	463,772

Foreign Sovereign Obligations - 2.81%
Costa Rica Government International Bond,
8.050%, Due 9/18/2024B	CRC	950,000,000	1,433,207
9.660%, Due 9/30/2026B	CRC	2,250,000,000	3,442,530
9.200%, Due 2/21/2029B	CRC	2,500,000	2,655,443
10.580%, Due 9/26/2029B	CRC	800,000,000	1,256,431
10.350%, Due 6/19/2030B	CRC	249,000,000	375,668

See accompanying notes

[753615.TX]33

American Beacon Frontier Markets Income FundSM

Schedule of Investments

April 30, 2019 (Unaudited)

		Principal Amount	Fair Value
Costa Rica - 2.94% (continued)
Foreign Sovereign Obligations - 2.81% (continued)
Costa Rica Government International Bond (continued)
10.350%, Due 6/19/2030, Series 144AA	CRC	559,500,000	$844,107

Total Foreign Sovereign Obligations			10,007,386

Total Costa Rica (Cost $11,038,410)			10,471,158

Dominican Republic - 3.12%
Foreign Sovereign Obligations - 3.12%
Dominican Republic Bond, 10.500%, Due 4/7/2023B	DOP	57,000,000	1,175,110
Dominican Republic International Bond,
8.900%, Due 2/15/2023B	DOP	287,500,000	5,651,312
11.500%, Due 5/10/2024B	DOP	200,000,000	4,295,345

Total Foreign Sovereign Obligations			11,121,767

Total Dominican Republic (Cost $11,633,339)			11,121,767

Ecuador - 2.97%
Foreign Sovereign Obligations - 2.97%
Ecuador Government International Bond,
10.500%, Due 3/24/2020B		$700,000	730,807
10.500%, Due 3/24/2020B		3,550,000	3,706,235
10.750%, Due 3/28/2022B		470,000	525,813
8.750%, Due 6/2/2023B		660,000	699,600
7.950%, Due 6/20/2024B		1,000,000	1,013,750
9.650%, Due 12/13/2026B		1,550,000	1,650,750
9.625%, Due 6/2/2027B		500,000	530,000
8.875%, Due 10/23/2027B		1,200,000	1,221,000
10.750%, Due 1/31/2029, Series 144AA		400,000	446,000
EP PetroEcuador via Noble Sovereign Funding I Ltd., 8.240%, Due 9/24/2019, (3-mo. USD LIBOR + 5.630%)B C		52,632	52,632

Total Foreign Sovereign Obligations			10,576,587

Total Ecuador (Cost $10,373,945)			10,576,587

Egypt - 4.34%
Foreign Sovereign Obligations - 4.34%
Egypt Government Bond,
16.300%, Due 1/1/2023, Series 10YR	EGP	12,400,000	722,783
16.300%, Due 4/9/2024, Series 5YR	EGP	6,200,000	364,063
17.180%, Due 5/9/2027, Series 10YR	EGP	14,500,000	886,400
15.700%, Due 11/7/2027, Series 10YR	EGP	10,000,000	574,118
Egypt Government International Bond,
6.200%, Due 3/1/2024, Series 144AA		524,000	527,406
7.600%, Due 3/1/2029, Series 144AA		1,077,000	1,085,293
Egypt Treasury Bills,
17.300%, Due 6/4/2019, Series 273DE	EGP	11,850,000	680,356
17.806%, Due 8/20/2019, Series 364DE	EGP	10,850,000	600,803
19.400%, Due 12/10/2019, Series 364DE	EGP	58,000,000	3,059,157
17.847%, Due 1/21/2020, Series 364DE	EGP	104,000,000	5,389,241
17.238%, Due 4/14/2020, Series 364DE	EGP	31,600,000	1,585,599

Total Foreign Sovereign Obligations			15,475,219

Total Egypt (Cost $14,932,254)			15,475,219

See accompanying notes

[753615.TX]34

American Beacon Frontier Markets Income FundSM

Schedule of Investments

April 30, 2019 (Unaudited)

		Principal Amount	Fair Value
El Salvador - 0.98%
Foreign Sovereign Obligations -0.98%
El Salvador Government International Bond,
5.875%, Due 1/30/2025B		$2,404,000	$2,340,895
6.375%, Due 1/18/2027B		1,160,000	1,135,350

Total Foreign Sovereign Obligations			3,476,245

Total El Salvador (Cost $3,440,073)			3,476,245

Ethiopia - 0.72% (Cost $2,481,397)
Foreign Sovereign Obligations - 0.72%
Ethiopia International Bond, 6.625%, Due 12/11/2024B		2,500,000	2,565,400

Gabon - 1.53%
Foreign Sovereign Obligations - 1.53%
Gabon Government International Bond,
6.375%, Due 12/12/2024B		4,750,000	4,572,255
6.950%, Due 6/16/2025B		900,000	876,420

Total Foreign Sovereign Obligations			5,448,675

Total Gabon (Cost $5,454,350)			5,448,675

Gambia - 0.19% (Cost $686,635)
Credit-Linked Notes - 0.19%
Republic of Gambia (Issuer Zambezi B.V.), 1.000%, Due 9/11/2020A D		686,701	689,517

Georgia - 1.12%
Credit-Linked Notes - 0.68%
Georgia Government (Issuer Frontera Capital B.V.), 10.000%, Due 8/4/2021B D		513,100	544,348
Georgia Government (Issuer Zambezi B.V.), 9.500%, Due 8/9/2022A		2,000,000	1,887,400

Total Credit-Linked Notes			2,431,748

Foreign Corporate Obligations - 0.44%
Bank of Georgia JSC, 11.000%, Due 6/1/2020B	GEL	4,220,000	1,560,074

Total Georgia (Cost $4,089,650)			3,991,822

Ghana - 4.17%
Credit-Linked Notes - 0.07%
Ghana Promissory Notes (Issuer Saderea DAC), 12.500%, Due 11/30/2026B		234,045	253,709

Foreign Sovereign Obligations - 4.10%
Ghana Government Bond,
16.500%, Due 3/22/2021, Series 3Y	GHS	22,800,000	4,265,883
24.750%, Due 7/19/2021, Series 5YR	GHS	6,280,000	1,329,235
18.750%, Due 1/24/2022, Series 5YR	GHS	2,000,000	386,803
18.250%, Due 7/25/2022, Series 5Y	GHS	12,102,000	2,306,547
16.500%, Due 2/6/2023, Series 5Y	GHS	8,200,000	1,464,489
21.000%, Due 1/27/2025	GHS	680,000	136,218
19.000%, Due 11/2/2026, Series 10Y	GHS	15,875,000	2,940,611
Ghana Government International Bond,
7.875%, Due 3/26/2027, Series 144AA		1,032,000	1,047,480
10.750%, Due 10/14/2030B		200,000	246,176
8.950%, Due 3/26/2051, Series 144AA		470,000	464,830

Total Foreign Sovereign Obligations			14,588,272

Total Ghana (Cost $16,894,852)			14,841,981

See accompanying notes

[753615.TX]35

American Beacon Frontier Markets Income FundSM

Schedule of Investments

April 30, 2019 (Unaudited)

		Principal Amount	Fair Value
Honduras - 0.13% (Cost $450,863)
Foreign Corporate Obligations - 0.13%
Inversiones Atlantida S.A., 8.250%, Due 7/28/2022B		$440,000	$447,814

Iraq - 2.33%
Foreign Sovereign Obligations - 2.33%
Iraq International Bond,
6.752%, Due 3/9/2023B		3,080,000	3,127,001
5.800%, Due 1/15/2028B		3,600,000	3,488,652
5.800%, Due 1/15/2028B		1,750,000	1,695,872

Total Foreign Sovereign Obligations			8,311,525

Total Iraq (Cost $7,797,231)			8,311,525

Ivory Coast - 3.73%
Foreign Sovereign Obligations - 3.73%
Ivory Coast Government International Bond,
6.375%, Due 3/3/2028B		775,000	752,827
5.250%, Due 3/22/2030B	EUR	3,070,000	3,272,360
5.750%, Due 12/31/2032B F		6,087,030	5,733,982
5.750%, Due 12/31/2032B F		3,755,750	3,537,917

Total Foreign Sovereign Obligations			13,297,086

Total Ivory Coast (Cost $13,812,678)			13,297,086

Jamaica - 0.11%
Foreign Corporate Obligations - 0.05%
Digicel Group One Ltd., 8.250%, Due 12/30/2022A		124,800	82,181
Digicel Group Two Ltd., 8.250%, Due 9/30/2022A		222,000	86,580

Total Foreign Corporate Obligations			168,761

Foreign Sovereign Obligations - 0.06%
Jamaica Government International Bond, 6.750%, Due 4/28/2028		200,000	224,000

Total Foreign Sovereign Obligations			224,000

Total Jamaica (Cost $424,795)			392,761

Kazakhstan - 0.15% (Cost $625,768)
Credit-Linked Notes - 0.15%
Development Bank of Kazakhstan JSC, 8.950%, Due 5/4/2023B	KZT	206,250,000	528,527

Kenya - 4.10%
Foreign Sovereign Obligations - 4.10%
Kenya Government International Bond, 6.875%, Due 6/24/2024B		1,676,000	1,709,520
Kenya Infrastructure Bond,
12.000%, Due 9/18/2023, Series 12YR	KES	57,400,000	575,550
11.000%, Due 12/2/2024, Series 9YR	KES	75,000,000	754,039
12.500%, Due 5/12/2025, Series 9YR	KES	36,000,000	366,850
11.000%, Due 10/12/2026, Series 12YR	KES	179,650,000	1,709,996
12.000%, Due 10/6/2031, Series 15YR	KES	288,000,000	2,925,656
12.500%, Due 1/10/2033, Series 15YR	KES	635,350,000	6,550,154

Total Foreign Sovereign Obligations			14,591,765

Total Kenya (Cost $14,253,558)			14,591,765

Kyrgyzstan - 1.17%
Credit-Linked Notes - 1.17%
Kyrgyz Republic (Issuer Frontera Capital B.V.), 8.000%, Due 1/31/2020A	KGS	132,958,171	1,954,685

See accompanying notes

[753615.TX]36

American Beacon Frontier Markets Income FundSM

Schedule of Investments

April 30, 2019 (Unaudited)

		Principal Amount	Fair Value
Kyrgyzstan - 1.17% (continued)
Credit-Linked Notes - 1.17% (continued)
Kyrgyz Republic (Issuer Zambezi B.V.), 10.000%, Due 4/13/2028A	KGS	180,000,000	$2,211,539

Total Credit-Linked Notes			4,166,224

Total Kyrgyzstan (Cost $4,336,444)			4,166,224

Lebanon - 0.50% (Cost $1,775,688)
Foreign Sovereign Obligations - 0.50%
Lebanon Government International Bond, 8.250%, Due 4/12/2021B		$1,830,000	1,774,954

Malawi - 0.31% (Cost $1,098,389)
Credit-Linked Notes - 0.31%
Republic of Malawi (Issuer Zambezi B.V.), 12.000%, Due 10/8/2020A		1,100,000	1,121,450

Mauritius - 0.64%
Foreign Corporate Obligations - 0.64%
HTA Group Ltd., 9.125%, Due 3/8/2022B		1,595,000	1,663,617
Liquid Telecommunications Financing PLC, 8.500%, Due 7/13/2022B		600,000	605,343

Total Foreign Corporate Obligations			2,268,960

Total Mauritius (Cost $2,276,314)			2,268,960

Mongolia - 1.84%
Foreign Sovereign Obligations - 1.84%
Development Bank of Mongolia LLC,
7.250%, Due 10/23/2023A		400,000	407,302
7.250%, Due 10/23/2023		725,000	738,235
Mongolia Government International Bond,
8.750%, Due 3/9/2024B		600,000	662,529
8.750%, Due 3/9/2024B		3,900,000	4,306,438
Trade & Development Bank of Mongolia LLC, 9.375%, Due 5/19/2020B		440,000	456,320

Total Foreign Sovereign Obligations			6,570,824

Total Mongolia (Cost $6,521,417)			6,570,824

Mozambique - 1.67%
Credit-Linked Notes - 1.20%
Mozambique Government Bonds (Issuer ICBC Standard Bank PLC), 27.000%, Due 2/26/2020	MZN	180,000,000	2,860,369
Republic of Mozambique (Issuer ICBC Standard Bank PLC), 19.000%, Due 3/28/2021A B D	MZN	90,500,000	1,414,812

Total Credit-Linked Notes			4,275,181

Foreign Sovereign Obligations - 0.47%
Mozambique International Bond, 10.500%, Due 1/18/2023B		1,900,000	1,662,880

Total Mozambique (Cost $5,952,662)			5,938,061

Netherlands - 1.63%
Foreign Corporate Obligations - 0.24%
Frontera Capital B.V., 8.000%, Due 5/26/2025	KGS	70,000,000	867,559

Foreign Sovereign Obligations - 1.39%
Nederlandse Financierings Maatschappij voor Ontwikkelingslanden N.V.,
7.350%, Due 9/11/2020, Series EMTNB		650,000	607,969
6.390%, Due 4/6/2021, Series EMTND		3,500,000	3,150,458

See accompanying notes

[753615.TX]37

American Beacon Frontier Markets Income FundSM

Schedule of Investments

April 30, 2019 (Unaudited)

		Principal Amount	Fair Value
Netherlands - 1.63% (continued)
Foreign Sovereign Obligations - 1.39% (continued)
Republic of Angola Via Avenir II B.V.B D		$1,250,000	$1,186,563

Total Foreign Sovereign Obligations			4,944,990

Total Netherlands (Cost $6,232,809)			5,812,549

Nicaragua - 1.00%
Credit-Linked Notes - 1.00%
Empresa Administadora de Aeropuertos Internacionales (Issuer Zambezi B.V.), 7.000%, Due 4/8/2024A D		1,159,400	1,128,096
Republic of Nicaragua (Issuer Zambezi B.V.), 6.750%, Due 8/5/2022A		2,400,000	2,438,880

Total Credit-Linked Notes			3,566,976

Total Nicaragua (Cost $3,559,223)			3,566,976

Nigeria - 5.09%
Foreign Corporate Obligations - 0.66%
Access Bank PLC, 10.500%, Due 10/19/2021B		390,000	424,343
IHS Netherlands Holdco B.V., 9.500%, Due 10/27/2021B		450,000	465,823
SEPLAT Petroleum Development Co. PLC, 9.250%, Due 4/1/2023B		865,000	899,600
United Bank for Africa PLC, 7.750%, Due 6/8/2022B		540,000	559,505

Total Foreign Corporate Obligations			2,349,271

Foreign Sovereign Obligations - 4.43%
Nigeria Government Bond,
15.540%, Due 2/13/2020, Series 5YR	NGN	310,000,000	869,461
14.500%, Due 7/15/2021, Series 5YR	NGN	839,000,000	2,313,384
12.500%, Due 1/22/2026, Series 10YR	NGN	323,100,000	815,385
16.288%, Due 3/17/2027, Series 10YR	NGN	1,750,300,000	5,249,687
13.980%, Due 2/23/2028, Series 10YR	NGN	560,000,000	1,508,391
16.250%, Due 4/18/2037, Series 20YR	NGN	888,958,000	2,737,720
Nigeria OMO Bill, 0.000%, Due 2/6/2020E	NGN	215,000,000	537,372
Nigeria Treasury Bills,
20.311%, Due 10/17/2019	NGN	70,000,000	182,764
14.317%, Due 2/27/2020, Series 364DE	NGN	636,200,000	1,555,530

Total Foreign Sovereign Obligations			15,769,694

Total Nigeria (Cost $18,282,431)			18,118,965

Pakistan - 0.48% (Cost $1,671,490)
Foreign Sovereign Obligations - 0.48%
Pakistan Government International Bond, 6.875%, Due 12/5/2027B		1,743,000	1,726,916

Papua New Guinea - 0.92%
Foreign Sovereign Obligations - 0.92%
Papua New Guinea Government International Bond,
8.375%, Due 10/4/2028B		2,066,000	2,215,785
8.375%, Due 10/4/2028A		980,000	1,051,050

Total Foreign Sovereign Obligations			3,266,835

Total Papua New Guinea (Cost $3,102,744)			3,266,835

See accompanying notes

[753615.TX]38

American Beacon Frontier Markets Income FundSM

Schedule of Investments

April 30, 2019 (Unaudited)

		Principal Amount	Fair Value
Paraguay - 0.50% (Cost $2,000,434)
Credit-Linked Notes - 0.50%
Municipalidad De Asuncion (Issuer Zambezi B.V.), 11.000%, Due 3/23/2027A		$2,000,000	$1,792,400

Republic of Mauritius - 0.06% (Cost $199,874)
Foreign Corporate Obligations - 0.06%
Liquid Telecommunications Financing PLC, 8.500%, Due 7/13/2022B		196,000	197,745

Rwanda - 0.63% (Cost $2,215,713)
Foreign Sovereign Obligations - 0.63%
Rwanda International Government Bond, 6.625%, Due 5/2/2023B		2,155,000	2,233,227

Senegal - 2.49%
Foreign Sovereign Obligations - 2.49%
Senegal Government International Bond,
6.250%, Due 7/30/2024B		1,350,000	1,409,130
4.750%, Due 3/13/2028B	EUR	3,235,000	3,583,662
6.250%, Due 5/23/2033B		1,300,000	1,251,515
6.750%, Due 3/13/2048B		2,860,000	2,631,200

Total Foreign Sovereign Obligations			8,875,507

Total Senegal (Cost $9,248,035)			8,875,507

Spain - 0.26% (Cost $928,752)
Foreign Corporate Obligations - 0.26%
International Airport Finance S.A. 12.000%, Due 3/15/2033A		869,000	932,872

Sri Lanka - 3.05%
Foreign Sovereign Obligations - 3.05%
Sri Lanka Government Bonds,
9.250%, Due 5/1/2020	LKR	30,000,000	168,912
10.750%, Due 3/1/2021, Series A	LKR	26,000,000	148,527
9.000%, Due 5/1/2021, Series A	LKR	465,000,000	2,573,967
11.000%, Due 8/1/2021, Series A	LKR	470,000,000	2,697,655
11.500%, Due 5/15/2023, Series A	LKR	180,000,000	1,044,152
10.200%, Due 7/15/2023, Series A	LKR	60,000,000	336,280
11.400%, Due 1/1/2024, Series A	LKR	200,000,000	1,153,243
11.000%, Due 8/1/2024, Series A	LKR	315,000,000	1,788,098
11.500%, Due 9/1/2028	LKR	168,000,000	968,351

Total Foreign Sovereign Obligations			10,879,185

Total Sri Lanka (Cost $12,514,528)			10,879,185

Supranational - 2.28%
Foreign Sovereign Obligations - 2.28%
European Bank for Reconstruction & Development,
13.750%, Due 10/9/2019B		69,007	51,923
8.000%, Due 2/27/2020B		1,200,000	1,205,880
9.800%, Due 3/19/2020B		700,000	654,442
9.500%, Due 6/21/2021B		500,000	474,610
International Bank for Reconstruction & Development, 9.500%, Due 10/19/2020	KZT	750,000,000	1,971,957
International Finance Corp., 9.500%, Due 5/31/2020	UZS	32,000,000,000	3,760,322

Total Foreign Sovereign Obligations			8,119,134

Total Supranational (Cost $8,475,553)			8,119,134

Suriname - 0.44% (Cost $1,615,653)
Foreign Sovereign Obligations - 0.44%
Republic of Suriname, 9.250%, Due 10/26/2026B		1,600,000	$1,557,920

See accompanying notes

[753615.TX]39

American Beacon Frontier Markets Income FundSM

Schedule of Investments

April 30, 2019 (Unaudited)

		Principal Amount	Fair Value
Tajikistan - 1.12%
Credit-Linked Notes - 0.28%
Republic of Tajikistan (Issuer Frontera Capital BV), 10.780%, Due 2/15/2023A		$1,000,000	$1,012,400

Foreign Sovereign Obligations - 0.84%
Republic of Tajikistan International Bond, 7.125%, Due 9/14/2027B		3,230,000	3,002,220

Total Tajikistan (Cost $4,202,032)			4,014,620

Togo - 0.24% (Cost $836,862)
Foreign Corporate Obligations - 0.24%
Ecobank Transnational, Inc., 9.500%, Due 4/18/2024A		834,000	854,733

Tunisia - 0.87%
Foreign Sovereign Obligations - 0.87%
Banque Centrale de Tunisie International Bond,
6.750%, Due 10/31/2023, Series 144AA	EUR	806,000	906,722
5.750%, Due 1/30/2025B		2,390,000	2,180,684

Total Foreign Sovereign Obligations			3,087,406

Total Tunisia (Cost $3,179,811)			3,087,406

Uganda - 2.55%
Foreign Sovereign Obligations - 2.55%
Republic of Uganda Government Bonds, 13.625%, Due 9/24/2019	UGX	723,000,000	191,665
Republic of Uganda Government Bonds,
11.000%, Due 1/21/2021, Series 10YR	UGX	2,800,000,000	726,269
18.375%, Due 2/18/2021, Series 5YR	UGX	1,000,000,000	289,284
16.500%, Due 5/13/2021, Series 5YR	UGX	4,355,000,000	1,229,978
16.750%, Due 10/28/2021	UGX	6,940,000,000	1,978,014
11.000%, Due 6/9/2022, Series 10YR	UGX	1,950,000,000	482,389
14.125%, Due 7/7/2022	UGX	8,300,000,000	2,211,507
19.500%, Due 12/18/2025, Series 10YR	UGX	4,000,000,000	1,264,859
16.000%, Due 5/6/2027	UGX	2,500,000,000	693,229

Total Foreign Sovereign Obligations			9,067,194

Total Uganda (Cost $9,449,794)			9,067,194

Ukraine - 3.55%
Credit-Linked Notes - 3.09%
Ukraine Government Bonds (Issuer Citigroup Global Markets Holdings, Inc.),
13.300%, Due 8/2/2019B	UAH	15,150,000	587,729
13.460%, Due 6/12/2020B	UAH	14,840,000	574,320
13.500%, Due 8/21/2020B	UAH	37,000,000	1,382,375
14.160%, Due 10/14/2022B	UAH	52,000,000	1,876,815
14.160%, Due 10/17/2022B	UAH	45,000,000	1,624,167
15.220%, Due 4/26/2023B	UAH	27,500,000	1,035,161
Ukraine Government Bonds (Issuer ICBC Standard Bank PLC),
15.740%, Due 1/17/2020B	UAH	32,000,000	1,241,942
14.910%, Due 10/14/2022	UAH	74,000,000	2,675,731

Total Credit-Linked Notes			10,998,240

Foreign Corporate Obligations - 0.46%
Kernel Holding S.A., 8.750%, Due 1/31/2022B		865,000	884,636
Metinvest B.V., 8.500%, Due 4/23/2026B		480,000	471,360

See accompanying notes

[753615.TX]40

American Beacon Frontier Markets Income FundSM

Schedule of Investments

April 30, 2019 (Unaudited)

		Principal Amount	Fair Value
Ukraine - 3.55% (continued)
Foreign Corporate Obligations - 0.46% (continued)
MHP Lux S.A., 6.950%, Due 4/3/2026B		$310,000	$295,601

Total Foreign Corporate Obligations			1,651,597

Total Ukraine (Cost $12,996,082)			12,649,837

United Republic of Tanzania - 0.21% (Cost $764,045)
Credit-Linked Notes - 0.21%
United Republic of Tanzania (Issuer Zambezi B.V.), 8.650%, Due 4/23/2021A	TZS	1,700,000,000	743,054

United States - 0.89%
Corporate Obligations - 0.89%
Citigroup Global Markets Holdings, Inc.,
0.000%, Due 2/10/2020B E	KZT	140,000,000	343,085
0.000%, Due 2/11/2020A E	NGN	184,912,323	462,483
0.000%, Due 3/17/2020B E	KZT	565,000,000	1,373,227
15.300%, Due 1/25/2021B	UAH	26,000,000	997,621

Total Corporate Obligations			3,176,416

Total United States (Cost $3,160,994)			3,176,416

Uruguay - 1.76%
Foreign Sovereign Obligations - 1.76%
Uruguay Government International Bond,
9.875%, Due 6/20/2022B	UYU	48,203,000	1,377,312
8.500%, Due 3/15/2028B	UYU	65,802,000	1,615,870
Uruguay Monetary Regulation Bill,
9.460%, Due 7/5/2019, Series 0001E	UYU	36,000,000	1,021,915
9.983%, Due 1/3/2020, Series 0001E	UYU	38,000,000	1,028,080
Uruguay Notas del Tesoro, 13.900%, Due 7/29/2020, Series 8	UYU	40,750,000	1,228,502

Total Foreign Sovereign Obligations			6,271,679

Total Uruguay (Cost $7,618,132)			6,271,679

Uzbekistan - 0.93%
Foreign Sovereign Obligations - 0.93%
Republic of Uzbekistan Bond,
4.750%, Due 2/20/2024B		1,500,000	1,520,940
5.375%, Due 2/20/2029B		1,773,000	1,794,599

Total Foreign Sovereign Obligations			3,315,539

Total Uzbekistan (Cost $3,274,913)			3,315,539

Venezuela - 0.08% (Cost $269,875)
Foreign Corporate Obligations - 0.08%
Petroleos de Venezuela S.A., 6.000%, Due 5/16/2024B		1,250,000	268,750

Zambia - 2.81%
Foreign Sovereign Obligations - 2.81%
Zambia Government Bond
11.000%, Due 8/31/2019, Series 5YR	ZMW	4,800,000	356,420
11.000%, Due 2/16/2020, Series 5YR	ZMW	500,000	34,751
11.000%, Due 5/26/2020, Series 5YR	ZMW	23,100,000	1,542,390
11.000%, Due 8/29/2021, Series 5YR	ZMW	21,000,000	1,198,916
12.000%, Due 5/23/2023, Series 7YR	ZMW	6,100,000	302,433
12.000%, Due 11/21/2023, Series 7YR	ZMW	14,900,000	710,199
12.000%, Due 4/23/2025, Series 7YR	ZMW	16,500,000	716,537
13.000%, Due 8/29/2026, Series 10YR	ZMW	42,500,000	1,828,131
13.000%, Due 12/18/2027, Series 10YR	ZMW	7,000,000	288,524

See accompanying notes

[753615.TX]41

American Beacon Frontier Markets Income FundSM

Schedule of Investments

April 30, 2019 (Unaudited)

	Principal Amount	Fair Value
Zambia - 2.81% (continued)
Foreign Sovereign Obligations - 2.81% (continued)
Zambia Government International Bond, 8.970%, Due 7/30/2027B	$4,350,000	$3,013,245

Total Foreign Sovereign Obligations		9,991,546

Total Zambia (Cost $15,300,256)		9,991,546

	Shares
SHORT-TERM INVESTMENTS - 12.91%
Investment Companies - 12.91%
American Beacon U.S. Government Money Market Select Fund, Select Class, 2.37%H I	45,990,612	45,990,612

Total Short-Term Investments (Cost $45,990,612)		45,990,612

TOTAL INVESTMENTS - 97.52% (Cost $363,851,360)		347,362,024
OTHER ASSETS, NET OF LIABILITIES - 2.48%		8,840,377

TOTAL NET ASSETS - 100.00%		$356,202,401

Percentages are stated as a percent of net assets.

*In U.S. Dollars unless otherwise noted.

A

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $30,714,878 or 8.62% of net assets. The Fund has no right to demand registration of these securities.

B

Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

C

Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, LIBOR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on April 30, 2019.

D	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
E	Zero coupon bond.
F

Step Up/Down - A zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. The rate disclosed represents the coupon rate at April 30, 2019. The maturity date disclosed represents the final maturity date.

G	Value was determined using significant unobservable inputs.
H	The Fund is affiliated by having the same investment advisor.
I	7-day yield.

BADLARP - Benchmark rate provided by the Banco Central de la Republica Argentina.

LIBOR - London Interbank Offered Rate.

LLC - Limited Liability Company.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

Forward Foreign Currency Contracts Open on April 30, 2019:

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	1,437,800	EUR	1,443,364	7/11/2019	BRC	$—	$(5,564)	$(5,564)
USD	513,426	EUR	510,417	7/11/2019	BRC	3,009	—	3,009
USD	256,068	EUR	253,518	7/11/2019	BRC	2,550	—	2,550
KZT	149,619	USD	150,160	5/23/2019	CBK	—	(541)	(541)
KZT	186,031	USD	185,825	5/23/2019	CBK	206	—	206
UAH	188,102	USD	179,262	5/23/2019	CBK	8,840	—	8,840
UAH	230,112	USD	229,849	5/23/2019	CBK	263	—	263
UAH	243,864	USD	239,963	5/23/2019	CBK	3,901	—	3,901
UAH	299,016	USD	298,674	5/23/2019	CBK	342	—	342
KZT	332,617	USD	333,146	5/23/2019	CBK	—	(529)	(529)
KZT	397,560	USD	397,952	5/23/2019	CBK	—	(392)	(392)
KZT	478,585	USD	482,658	5/23/2019	CBK	—	(4,073)	(4,073)
ARS	72,917	USD	73,300	7/26/2019	CBK	—	(383)	(383)

See accompanying notes

[753615.TX]42

American Beacon Frontier Markets Income FundSM

Schedule of Investments

April 30, 2019 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
UAH	1,695,032	USD	1,533,914	11/21/2019	CBK	$161,118	$—	$161,118
KZT	228,845	USD	227,434	5/23/2019	GST	1,411	—	1,411
USD	133,254	EUR	134,083	7/11/2019	GST	—	(829)	(829)
USD	441,990	EUR	441,685	7/11/2019	HUS	305	—	305
USD	223,538	EUR	224,223	7/11/2019	HUS	—	(685)	(685)
GEL	497,689	USD	500,000	5/20/2019	ICBC	—	(2,311)	(2,311)
GEL	300,887	USD	300,000	6/10/2019	ICBC	887	—	887
USD	2,000,000	KZT	2,006,165	6/14/2019	ICBC	—	(6,165)	(6,165)
GEL	502,311	USD	500,000	8/20/2019	ICBC	2,311	—	2,311
KZT	1,981,520	USD	2,000,000	9/4/2019	ICBC	—	(18,480)	(18,480)
KZT	1,219,384	USD	1,200,000	10/28/2019	ICBC	19,384	—	19,384
KZT	318,605	USD	317,460	11/7/2019	ICBC	1,145	—	1,145
KZT	313,413	USD	311,527	2/7/2020	ICBC	1,886	—	1,886
KZT	494,602	USD	500,000	4/13/2020	ICBC	—	(5,398)	(5,398)
USD	4,543,640	EUR	4,494,571	5/24/2019	SSB	49,069	—	49,069
USD	2,236,178	EUR	2,247,285	5/24/2019	SSB	—	(11,107)	(11,107)
USD	1,225,057	EUR	1,220,268	7/11/2019	UAG	4,789	—	4,789

						$261,416	$(56,457)	$204,959

Glossary:

Counterparty Abbreviations:

BRC	Barclays Bank PLC
CBK	Citibank, N.A.
GST	Goldman Sachs International
HUS	HSBC Bank (USA)
ICBC	ICBC Standard Bank PLC
SSB	State Street Bank & Trust Co.
UAG	UBS AG

Currency Abbreviations:

ARS	Argentine Peso
CRC	Costa Rican Colon
DOP	Dominican Peso
EGP	Egyptian Pound
EUR	Euro
GEL	Georgian Lari
GHS	Ghanaian Cedi
KES	Kenyan Shilling
KGS	Kyrgyzstani Som
KZT	Kazakhstani Tenge
LKR	Sri Lankan Rupee
MZN	Mozambique Metical
NGN	Nigerian Naira
TZS	Tanzanian Shilling
UAH	Ukrainian Hryvnia
UGX	Ugandan Shilling
USD	United States Dollar
UYU	Uruguayan Peso
UZS	Uzbekistani Som
ZMW	Zambian Kwacha

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of April 30, 2019, the investments were classified as described below:

Frontier Markets Income Fund	Level 1	Level 2	Level 3	Total
Assets
Foreign Sovereign Obligations
Albania	$—	$727,857	$—	$727,857
Angola	—	13,840,968	—	13,840,968
Argentina	—	10,772,784	—	10,772,784
Armenia	—	1,710,903	—	1,710,903
Belarus	—	3,730,394	—	3,730,394
Belize	—	1,764,000	—	1,764,000

See accompanying notes

[753615.TX]43

American Beacon Frontier Markets Income FundSM

Schedule of Investments

April 30, 2019 (Unaudited)

Frontier Markets Income Fund	Level 1	Level 2	Level 3	Total
Bosnia & Herzegovina	$—	$—	$127,000	$127,000
Cameroon	—	5,081,545	—	5,081,545
Costa Rica	—	10,007,386	—	10,007,386
Dominican Republic	—	11,121,767	—	11,121,767
Ecuador	—	10,576,587	—	10,576,587
Egypt	—	15,475,219	—	15,475,219
El Salvador	—	3,476,245	—	3,476,245
Ethiopia	—	2,565,400	—	2,565,400
Gabon	—	5,448,675	—	5,448,675
Ghana	—	14,588,272	—	14,588,272
Iraq	—	8,311,525	—	8,311,525
Ivory Coast	—	13,297,086	—	13,297,086
Jamaica	—	224,000	—	224,000
Kenya	—	14,591,765	—	14,591,765
Lebanon	—	1,774,954	—	1,774,954
Mongolia	—	6,570,824	—	6,570,824
Mozambique	—	1,662,880	—	1,662,880
Netherlands	—	4,944,990	—	4,944,990
Nigeria	—	15,769,694	—	15,769,694
Pakistan	—	1,726,916	—	1,726,916
Papua New Guinea	—	3,266,835	—	3,266,835
Rwanda	—	2,233,227	—	2,233,227
Senegal	—	8,875,507	—	8,875,507
Sri Lanka	—	10,879,185	—	10,879,185
Supranational	—	8,119,134	—	8,119,134
Suriname	—	1,557,920	—	1,557,920
Tajikistan	—	3,002,220	—	3,002,220
Tunisia	—	3,087,406	—	3,087,406
Uganda	—	9,067,194	—	9,067,194
Uruguay	—	6,271,679	—	6,271,679
Uzbekistan	—	3,315,539	—	3,315,539
Zambia	—	9,991,546	—	9,991,546
Credit-Linked Notes
Angola	—	975,938	—	975,938
Azerbaijan	—	2,036,000	—	2,036,000
Gambia	—	689,517	—	689,517
Georgia	—	2,431,748	—	2,431,748
Ghana	—	253,709	—	253,709
Kazakhstan	—	528,527	—	528,527
Kyrgyzstan	—	4,166,224	—	4,166,224
Malawi	—	1,121,450	—	1,121,450
Mozambique	—	4,275,181	—	4,275,181
Nicaragua	—	3,566,976	—	3,566,976
Paraguay	—	1,792,400	—	1,792,400
Tajikistan	—	1,012,400	—	1,012,400
Ukraine	—	10,998,240	—	10,998,240
United Republic of Tanzania	—	743,054	—	743,054
Foreign Corporate Obligations
Bahrain	—	706,875	—	706,875
Bangladesh	—	249,825	—	249,825
Barbados	—	293,996	—	293,996
Canada	—	764,000	—	764,000
Costa Rica	—	463,772	—	463,772
Georgia	—	1,560,074	—	1,560,074
Honduras	—	447,814	—	447,814
Jamaica	—	168,761	—	168,761
Mauritius	—	2,268,960	—	2,268,960
Netherlands	—	867,559	—	867,559
Nigeria	—	2,349,271	—	2,349,271
Republic of Mauritius	—	197,745	—	197,745
Spain	—	932,872	—	932,872

See accompanying notes

[753615.TX]44

American Beacon Frontier Markets Income FundSM

Schedule of Investments

April 30, 2019 (Unaudited)

Frontier Markets Income Fund	Level 1	Level 2	Level 3	Total
Togo	$—	$854,733	$—	$854,733
Ukraine	—	1,651,597	—	1,651,597
Venezuela	—	268,750	—	268,750
Corporate Obligations
United States	—	3,176,416	—	3,176,416
Short-Term Investments	45,990,612	—	—	45,990,612

Total Investments in Securities - Assets	$45,990,612	$301,244,412	$127,000	$347,362,024

Financial Derivative Instruments - Assets
Forward Foreign Currency Contracts	$—	$261,416	$—	$261,416

Total Financial Derivative Instruments - Assets	$—	$261,416	$—	$261,416

Financial Derivative Instruments - Liabilities
Forward Foreign Currency Contracts	$—	$(56,457)	$—	$(56,457)

Total Financial Derivative Instruments - Liabilities	$—	$(56,457)	$—	$(56,457)

U.S. GAAP requires transfers between all levels to/from level 3 to be disclosed. During the period ended April 30, 2019, there were no transfers into or out of Level 3.

The following table is a reconciliation of Level 3 assets within the Fund for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the ending value of any security or instrument where a change in the level has occurred from the beginning to the end of the period:

Security Type	Balance as of 1/31/2019	Purchases	Sales	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balance as of 4/30/2019	Change in Unrealized Appreciation (Depreciation) at Period end**
Foreign Sovereign Obligations	$129,605	$—	$—	$795	$	$(3,400)	$—	$—	$127,000	$(34,716)

**	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.

The foreign sovereign obligations, classified as Level 3, were valued using single broker quotes. The principal amount of these securities, valued at $127,000, have been deemed level 3 due to limited market transparency and/or lack of corroboration to support the quoted prices.

See accompanying notes

[753615.TX]45

American Beacon GLG Total Return FundSM

Schedule of Investments

April 30, 2019 (Unaudited)

	Principal Amount	Fair Value
Argentina - 2.26% (Cost $9,645,596)
Foreign Sovereign Obligations - 2.26%
Argentine Republic Government International Bond, 6.875%, Due 4/22/2021	$10,700,000	$8,977,407

British Virgin Islands - 0.06% (Cost $249,997)
Foreign Corporate Obligations - 0.06%
Sinopec Group Overseas Development Ltd., 2.125%, Due 5/3/2019A	250,000	249,984

China - 1.22% (Cost $4,850,848)
Foreign Corporate Obligations - 1.22%
CNPC General Capital Ltd., 2.750%, Due 5/14/2019A	4,850,000	4,849,717

India - 1.09% (Cost $4,344,685)
Foreign Corporate Obligations - 1.09%
ICICI Bank Ltd., 4.800%, Due 5/22/2019A	4,339,000	4,343,035

Mexico - 1.50% (Cost $5,974,840)
Foreign Corporate Obligations - 1.50%
Petroleos Mexicanos, 6.000%, Due 3/5/2020	5,853,000	5,971,114

South Africa - 4.83%
Foreign Sovereign Obligations - 4.83%
Republic of South Africa Government International Bond,
6.875%, Due 5/27/2019	10,750,000	10,775,370
5.500%, Due 3/9/2020	8,300,000	8,423,836

Total Foreign Sovereign Obligations		19,199,206

Total South Africa (Cost $19,264,663)		19,199,206

	Shares	Fair Value
SHORT-TERM INVESTMENTS - 85.27%
Investment Companies - 4.71%
American Beacon U.S. Government Money Market Select Fund, Select Class, 2.37%B C	18,738,248	18,738,248

	Par Amount
U.S. Treasury Obligations - 80.56%
U.S. Treasury Bills,
2.446%, Due 5/16/2019	$6,000,000	5,994,010
2.375%, Due 5/30/2019	2,795,000	2,789,609
0.961%, Due 6/27/2019	70,605,000	70,339,495
2.468%, Due 7/18/2019	161,255,000	160,425,645
1.421%, Due 7/25/2019	81,120,000	80,667,152

Total U.S. Treasury Obligations		320,215,911

Total Short-Term Investments (Cost $338,934,874)		338,954,159

TOTAL INVESTMENTS - 96.23% (Cost $383,265,503)		382,544,622
OTHER ASSETS, NET OF LIABILITIES - 3.77%		14,970,993

TOTAL NET ASSETS - 100.00%		$397,515,615

Percentages are stated as a percent of net assets.

A

Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

B	The Fund is affiliated by having the same investment advisor.
C	7-day yield.

See accompanying notes

[753615.TX]46

American Beacon GLG Total Return FundSM

Schedule of Investments

April 30, 2019 (Unaudited)

Centrally Cleared Swap Agreements Outstanding on April 30, 2019:

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (%)	Expiration Date	Curr	Notional Amount(4) (000s)	Premiums Paid (Received)	Fair Value	Unrealized Appreciation (Depreciation)
Pay	1-Day BRL-CDI	8.75	1/4/2021	BRL	24,500	$—	$(312,057)	$(312,057)
Pay	1-Day BRL-CDI	9.10	1/4/2021	BRL	70,000	—	(1,040,074)	(1,040,074)
Pay	1-Day BRL-CDI	9.17	1/4/2021	BRL	191,800	—	(2,994,812)	(2,994,812)
Pay	1-Day BRL-CDI	9.30	1/4/2021	BRL	24,800	—	(408,641)	(408,641)
Pay	1-Day BRL-CDI	10.36	1/4/2021	BRL	76,400	—	(1,795,373)	(1,795,373)
Pay	1-Day BRL-CDI	10.26	1/4/2021	BRL	80,900	—	(1,849,934)	(1,849,934)
Pay	1-Day BRL-CDI	9.84	1/4/2021	BRL	41,000	—	(822,842)	(822,842)
Pay	1-Day BRL-CDI	9.53	1/4/2021	BRL	187,700	—	(3,379,669)	(3,379,669)
Receive	1-Day BRL-CDI	9.53	1/4/2021	BRL	140,000	1,442,967	2,520,797	1,077,830
Receive	1-Day BRL-CDI	9.10	1/4/2021	BRL	70,000	970,253	1,040,074	69,821

						$2,413,220	$(9,042,531)	$(11,455,751)

OTC Swap Agreements Outstanding on April 30, 2019:

Credit Default Swaps on Corporate and Sovereign Securities - Buy Protection(1)

Reference Entity	Counter- Party	Fixed Rate (%)	Expiration Date	Implied Credit Spread at 4/30/2019(3) (%)	Curr	Notional Amount(4) (000s)	Premiums Paid (Received)	Fair Value(5)	Unrealized Appreciation (Depreciation)
Lebanese Republic	BRC	1.00	12/20/2019	7.3481	USD	150	$2,924	$5,602	$2,678
Lebanese Republic	BCC	1.00	12/20/2021	8.6749	USD	14,275	1,129,929	2,310,805	1,180,876
Republic of Kazakhstan	BRC	1.00	12/20/2021	0.3702	USD	250	6,251	(4,379)	(10,630)
Republic of Kazakhstan	BRC	1.00	12/20/2021	0.3702	USD	3,000	72,902	(52,553)	(125,455)
Republic of Kazakhstan	BRC	1.00	12/20/2021	0.3702	USD	800	12,667	(14,014)	(26,681)
Republic of Kazakhstan	BRC	1.00	12/20/2021	0.3702	USD	15,000	245,129	(262,766)	(507,895)
Republic of Kazakhstan	CBK	1.00	12/20/2021	0.3702	USD	300	6,927	(5,255)	(12,182)
Lebanese Republic	BRC	1.00	6/20/2022	8.6500	USD	12,500	1,249,136	2,327,330	1,078,194
Lebanese Republic	BOA	1.00	12/20/2022	8.5999	USD	3,000	337,493	623,044	285,551
Lebanese Republic	BOA	1.00	12/20/2022	8.5999	USD	5,000	569,553	1,038,407	468,854
Lebanese Republic	DUB	1.00	12/20/2022	8.5999	USD	1,100	142,320	228,449	86,129
Lebanese Republic	DUB	1.00	12/20/2022	8.5999	USD	700	90,661	145,377	54,716
Lebanese Republic	DUB	1.00	12/20/2022	8.5999	USD	1,600	203,319	332,290	128,971
Kingdom of Saudi Arabia	GST	1.00	6/20/2024	0.7800	USD	11,000	(52,070)	(120,035)	(67,965)
Russian Federation	GST	1.00	6/20/2024	1.2700	USD	17,900	343,835	209,384	(134,451)

							$4,360,976	$6,761,686	$2,400,710

Credit Default Swaps on Corporate and Sovereign Securities - Sell Protection(2)

Reference Entity	Counter- Party	Fixed Rate (%)	Expiration Date	Implied Credit Spread at 4/30/2019(3) (%)	Curr	Notional Amount(4) (000s)	Premiums Paid (Received)	Fair Value(5)	Unrealized Appreciation (Depreciation)
Republic of Philippines	BCC	1.00	12/20/2019	0.0980	USD	3,000	$6,965	$17,404	$10,439
Republic of Philippines	BRC	1.00	12/20/2019	0.0980	USD	500	876	2,901	2,025

See accompanying notes

[753615.TX]47

American Beacon GLG Total Return FundSM

Schedule of Investments

April 30, 2019 (Unaudited)

Reference Entity	Counter- Party	Fixed Rate (%)	Expiration Date	Implied Credit Spread at 4/30/2019 (3) (%)	Curr	Notional Amount (4) (000s)	Premiums Paid (Received)	Fair Value(5)	Unrealized Appreciation (Depreciation)
Republic of Colombia	HUS	1.00	12/20/2019	0.2571	USD	7,000	$20,200	$35,337	$15,137

							$28,041	$55,642	$27,601

Credit Default Swaps on Credit Indices - Buy Protection(1)

Reference Entity	Counter- Party	Fixed Rate (%)	Expiration Date	Implied Credit Spread at 4/30/2019(3) (%)	Curr	Notional Amount (4) (000s)	Premiums Paid (Received)	Fair Value	Unrealized Appreciation (Depreciation)
Federal Republic of Brazil	FBF	1.00	6/20/2024	1.7450	USD	48,400	$1,615,808	$1,636,810	$21,002
Federation of Malaysia	FBF	1.00	6/20/2024	0.5600	USD	21,500	(297,189)	(470,029)	(172,840)
Republic of Colombia	FBF	1.00	6/20/2024	0.9950	USD	61,250	762,729	(67,666)	(830,395)
Republic of Indonesia	FBF	1.00	6/20/2024	0.9700	USD	45,800	80,500	(112,366)	(192,866)
Republic of Korea	FBF	1.00	6/20/2024	0.3250	USD	5,400	(173,116)	(178,085)	(4,969)
Republic of South Africa	FBF	1.00	6/20/2024	1.8900	USD	51,600	2,429,799	2,086,411	(343,388)
Republic of Turkey	FBF	1.00	6/20/2024	4.5400	USD	11,000	1,546,727	1,635,602	88,875

							$5,965,258	$4,530,677	$(1,434,581)

Credit Default Swaps on Credit Indices - Sell Protection(2)

Reference Entity	Counter- Party	Fixed Rate (%)	Expiration Date	Implied Credit Spread at 4/30/2019(3) (%)	Curr	Notional Amount (4) (000s)	Premiums Paid (Received)	Fair Value	Unrealized Appreciation (Depreciation)
Kingdom of Saudi Arabia	FBF	1.00	6/20/2024	0.7800	USD	3,000	$34,425	$32,737	$(1,688)
Republic of Indonesia	FBF	1.00	6/20/2024	0.9700	USD	3,000	7,778	7,360	(418)
Russian Federation	FBF	1.00	6/20/2024	1.2700	USD	4,500	(69,549)	(52,638)	16,911

							$(27,346)	$(12,541)	$14,805

Interest Rate Swaps
Reference Entity		Counter- Party	Fixed Rate (%)	Expiration Date	Curr	Notional Amount (4) (000s)	Premiums Paid (Received)	Fair Value	Unrealized Appreciation (Depreciation)
1-Day BRL-CDI		HUS	9.12	1/4/2021	BRL	30,100	$—	$(443,084)	$(443,084)
1-Day BRL-CDI		UAG	8.65	1/4/2021	BRL	32,500	—	(359,772)	(359,772)

							$—	$(802,856)	$(802,856)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swaps agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See accompanying notes

[753615.TX]48

American Beacon GLG Total Return FundSM

Schedule of Investments

April 30, 2019 (Unaudited)

(5)

The quoted market prices and resulting values for credit default swaps on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/ sold as of the period end. Increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Forward Foreign Currency Contracts Open on April 30, 2019:

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
ARS	6,162,039	USD	6,095,507	6/3/2019	HUB	$66,532	$—	$66,532
ARS	4,224,360	USD	4,400,000	6/19/2019	HUB	—	(175,640)	(175,640)
ARS	5,938,100	USD	6,372,037	6/19/2019	HUB	—	(433,937)	(433,937)
BRL	394,663	USD	400,000	7/2/2019	HUB	—	(5,337)	(5,337)
BRL	800,900	USD	800,000	7/2/2019	HUB	900	—	900
USD	10,670,000	BRL	10,488,920	7/2/2019	HUB	181,080	—	181,080
USD	10,670,000	BRL	10,478,359	7/2/2019	HUB	191,641	—	191,641
USD	9,200,000	BRL	9,084,146	7/2/2019	HUB	115,854	—	115,854
USD	5,329,999	BRL	5,233,254	7/2/2019	HUB	96,745	—	96,745
USD	5,330,000	BRL	5,230,414	7/2/2019	HUB	99,586	—	99,586
USD	224,000	BRL	221,239	7/2/2019	HUB	2,761	—	2,761
USD	88,670	BRL	87,566	7/2/2019	HUB	1,104	—	1,104
ZAR	395,088	USD	400,000	8/8/2019	HUB	—	(4,912)	(4,912)
USD	9,570,000	ZAR	9,479,630	8/8/2019	HUB	90,370	—	90,370
USD	2,207,000	ZAR	2,185,702	8/8/2019	HUB	21,298	—	21,298
USD	880,550	ZAR	868,724	8/8/2019	HUB	11,826	—	11,826
ARS	8,146,818	USD	9,124,977	9/19/2019	HUB	—	(978,159)	(978,159)
USD	4,126,459	COP	4,024,407	9/24/2019	HUB	102,052	—	102,052
USD	4,133,660	COP	4,024,384	9/24/2019	HUB	109,276	—	109,276
USD	4,125,461	COP	4,024,384	9/24/2019	HUB	101,077	—	101,077
BRL	87,990	USD	89,094	5/3/2019	HUS	—	(1,104)	(1,104)
BRL	221,252	USD	224,000	5/3/2019	HUS	—	(2,748)	(2,748)
BRL	1,704,471	USD	1,800,000	5/3/2019	HUS	—	(95,529)	(95,529)
BRL	2,291,418	USD	2,400,000	5/3/2019	HUS	—	(108,582)	(108,582)
BRL	2,488,460	USD	2,500,000	5/3/2019	HUS	—	(11,540)	(11,540)
BRL	5,230,634	USD	5,330,000	5/3/2019	HUS	—	(99,366)	(99,366)
BRL	5,233,353	USD	5,330,000	5/3/2019	HUS	—	(96,647)	(96,647)
BRL	9,084,798	USD	9,200,000	5/3/2019	HUS	—	(115,202)	(115,202)
BRL	10,479,246	USD	10,670,000	5/3/2019	HUS	—	(190,754)	(190,754)
BRL	10,490,130	USD	10,670,000	5/3/2019	HUS	—	(179,870)	(179,870)
USD	10,110,000	BRL	9,811,168	5/3/2019	HUS	298,832	—	298,832
USD	10,110,000	BRL	9,798,277	5/3/2019	HUS	311,723	—	311,723
USD	10,110,000	BRL	9,792,604	5/3/2019	HUS	317,396	—	317,396
USD	10,110,000	BRL	9,790,541	5/3/2019	HUS	319,459	—	319,459
USD	8,398,903	BRL	8,119,161	5/3/2019	HUS	279,742	—	279,742
COP	387,117	USD	400,000	5/8/2019	HUS	—	(12,883)	(12,883)
COP	583,737	USD	605,000	5/8/2019	HUS	—	(21,263)	(21,263)
COP	677,238	USD	700,000	5/8/2019	HUS	—	(22,762)	(22,762)
COP	775,717	USD	800,000	5/8/2019	HUS	—	(24,283)	(24,283)
COP	1,409,184	USD	1,463,000	5/8/2019	HUS	—	(53,816)	(53,816)
COP	1,409,546	USD	1,463,000	5/8/2019	HUS	—	(53,454)	(53,454)
COP	1,585,860	USD	1,646,000	5/8/2019	HUS	—	(60,140)	(60,140)
COP	3,829,154	USD	3,968,000	5/8/2019	HUS	—	(138,846)	(138,846)
COP	4,051,645	USD	4,162,548	5/8/2019	HUS	—	(110,903)	(110,903)
COP	4,051,645	USD	4,154,629	5/8/2019	HUS	—	(102,984)	(102,984)
COP	4,051,669	USD	4,154,654	5/8/2019	HUS	—	(102,985)	(102,985)
USD	8,395,255	COP	8,342,903	5/8/2019	HUS	52,352	—	52,352
USD	7,201,000	COP	7,239,368	5/8/2019	HUS	—	(38,368)	(38,368)
USD	7,201,000	COP	7,230,239	5/8/2019	HUS	—	(29,239)	(29,239)
ARS	1,956,040	USD	1,976,619	5/15/2019	HUS	—	(20,579)	(20,579)
ARS	3,595,427	USD	3,630,000	5/15/2019	HUS	—	(34,573)	(34,573)
IDR	399,066	USD	400,000	5/29/2019	HUS	—	(934)	(934)
IDR	399,122	USD	400,000	5/29/2019	HUS	—	(878)	(878)
IDR	791,136	USD	800,000	5/29/2019	HUS	—	(8,864)	(8,864)
IDR	847,777	USD	850,000	5/29/2019	HUS	—	(2,223)	(2,223)
IDR	913,640	USD	900,000	5/29/2019	HUS	13,640	—	13,640
IDR	1,502,584	USD	1,500,000	5/29/2019	HUS	2,584	—	2,584
ARS	6,775,026	USD	6,493,995	5/29/2019	HUS	281,031	—	281,031
USD	5,265,000	IDR	5,402,626	5/29/2019	HUS	—	(137,626)	(137,626)
USD	5,265,000	IDR	5,401,152	5/29/2019	HUS	—	(136,152)	(136,152)
USD	5,265,000	IDR	5,398,942	5/29/2019	HUS	—	(133,942)	(133,942)

See accompanying notes

[753615.TX]49

American Beacon GLG Total Return FundSM

Schedule of Investments

April 30, 2019 (Unaudited)

Forward Foreign Currency Contracts Open on April 30, 2019 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	5,267,000	IDR	5,345,351	5/29/2019	HUS	$—	$(78,351)	$(78,351)
USD	4,284,474	IDR	4,342,214	5/29/2019	HUS	—	(57,740)	(57,740)

						$3,068,861	$(3,883,115)	$(814,254)

Glossary:

Counterparty Abbreviations:

BCC	Barclays Capital, Inc.
BOA	Bank of America, N.A.
BRC	Barclays Bank PLC
CBK	Citibank, N.A.
DUB	Deutsche Bank AG
FBF	Credit Suisse Securities USA LLC
GST	Goldman Sachs International
HUB	HSBC Bank PLC
HUS	HSBC Bank (USA)
UAG	UBS AG

Currency Abbreviations:

ARS	Argentine Peso
BRL	Brazilian Real
COP	Colombian Peso
IDR	Indonesian Rupiah
USD	United States Dollar
ZAR	South African Rand

Exchange Abbreviations:

OTC	Over-the-Counter

Other Abbreviations:

CDI	Chess Depository Interest

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of April 30, 2019, the investments were classified as described below:

GLG Total Return Fund	Level 1	Level 2	Level 3	Total
Assets
Foreign Sovereign Obligations
Argentina	$—	$8,977,407	$—	$8,977,407
South Africa	—	19,199,206	—	19,199,206
Foreign Corporate Obligations
British Virgin Islands	—	249,984	—	249,984
China	—	4,849,717	—	4,849,717

See accompanying notes

[753615.TX]50

American Beacon GLG Total Return FundSM

Schedule of Investments

April 30, 2019 (Unaudited)

GLG Total Return Fund	Level 1	Level 2	Level 3	Total
India	$—	$4,343,035	$—	$4,343,035
Mexico	—	5,971,114	—	5,971,114
Short-Term Investments
Investment Companies	18,738,248	—	—	18,738,248
U.S. Treasury Obligations	—	320,215,911	—	320,215,911

Total Investments in Securities - Assets	$18,738,248	$363,806,374	$—	$382,544,622

Financial Derivative Instruments - Assets
Swap Contract Agreements	$—	$4,588,009	$—	$4,588,009
Forward Foreign Currency Contracts	—	3,068,861	—	3,068,861

Total Financial Derivative Instruments - Assets	$—	$7,656,870	$—	$7,656,870

Financial Derivative Instruments - Liabilities
Swap Contract Agreements	$—	$(15,838,081)	$—	$(15,838,081)
Forward Foreign Currency Contracts	—	(3,883,115)	—	(3,883,115)

Total Financial Derivative Instruments - Liabilities	$—	$(19,721,196)	$—	$(19,721,196)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended April 30, 2019, there were no transfers into or out of Level 3.

See accompanying notes

[753615.TX]51

American Beacon SGA Global Growth FundSM

Schedule of Investments

April 30, 2019 (Unaudited)

	Shares	Fair Value
Argentina - 1.68% (Cost $618,878)
Common Stocks - 1.68%
MercadoLibre, Inc.A	2,024	$979,899

China - 9.72%
Common Stocks - 9.72%
Alibaba Group Holding Ltd., Sponsored ADRA	9,094	1,687,574
Ctrip.com International Ltd., ADRA	14,483	637,976
New Oriental Education & Technology Group, Inc., Sponsored ADRA	18,666	1,781,856
Tencent Holdings Ltd.	31,695	1,567,619

Total Common Stocks		5,675,025

Total China (Cost $4,531,466)		5,675,025

Denmark - 2.79% (Cost $1,381,925)
Common Stocks - 2.79%
Novo Nordisk A/S, Class B	33,239	1,625,422

France - 2.79% (Cost $1,464,476)
Common Stocks - 2.79%
Danone S.A.	20,149	1,628,945

Germany - 3.08% (Cost $1,225,211)
Common Stocks - 3.08%
SAP SE, Sponsored ADR	13,967	1,799,788

Hong Kong - 3.74% (Cost $1,479,068)
Common Stocks - 3.74%
AIA Group Ltd.	214,098	2,181,972

India - 5.36%
Common Stocks - 5.36%
HDFC Bank Ltd., ADR	18,240	2,091,216
Infosys Ltd., Sponsored ADR	96,439	1,037,684

Total Common Stocks		3,128,900

Total India (Cost $2,399,546)		3,128,900

Japan - 1.90% (Cost $748,315)
Common Stocks - 1.90%
Fast Retailing Co., Ltd.B	1,915	1,109,041

Mexico - 1.89% (Cost $978,090)
Common Stocks - 1.89%
Fomento Economico Mexicano S.A.B. de C.V., Series B, Sponsored ADR	11,297	1,102,474

South Africa - 3.38%
Common Stocks - 3.38%
Sanlam Ltd.	157,499	842,270
Shoprite Holdings Ltd.	93,645	1,128,192

Total Common Stocks		1,970,462

Total South Africa (Cost $2,148,228)		1,970,462

Switzerland - 3.56% (Cost $1,741,477)
Common Stocks - 3.56%
Nestle S.A.	21,615	2,079,936

See accompanying notes

[753615.TX]52

American Beacon SGA Global Growth FundSM

Schedule of Investments

April 30, 2019 (Unaudited)

	Shares	Fair Value
United Kingdom - 2.83% (Cost $1,451,028)
Common Stocks - 2.83%
Linde PLC	9,160	$1,651,182

United States - 48.26%
Common Stocks - 48.26%
Abbott Laboratories	26,417	2,101,736
Alphabet, Inc., Class CA	1,554	1,846,898
Amazon.com, Inc.A	1,032	1,988,169
Autodesk, Inc.A	11,906	2,121,768
Booking Holdings, Inc.A	603	1,118,559
Equinix, Inc.	4,517	2,053,880
FleetCor Technologies, Inc.A	6,405	1,671,385
IHS Markit Ltd.A	29,415	1,684,303
Microsoft Corp.	9,193	1,200,606
Mondelez International, Inc., Class A	33,323	1,694,474
NIKE, Inc., Class B	18,813	1,652,346
Regeneron Pharmaceuticals, Inc.A	3,873	1,328,981
salesforce.com, Inc.A	10,088	1,668,051
TJX Cos, Inc.	29,292	1,607,545
Visa, Inc., Class A	13,700	2,252,691
Yum! Brands, Inc.	20,858	2,177,367

Total Common Stocks		28,168,759

Total United States (Cost $19,958,566)		28,168,759

SHORT-TERM INVESTMENTS - 8.14% (Cost $4,749,969)
Investment Companies - 8.14%
American Beacon U.S. Government Money Market Select Fund, Select Class, 2.37%C D	4,749,969	4,749,969

TOTAL INVESTMENTS - 99.12% (Cost $44,876,243)		57,851,774
OTHER ASSETS, NET OF LIABILITIES - 0.88%		512,547

TOTAL NET ASSETS - 100.00%		$58,364,321

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	Fair valued pursuant to procedures approved by the Board of Trustees. At period end, the value of these securities amounted to $1,109,041 or 1.90% of net assets.
C	The Fund is affiliated by having the same investment advisor.
D	7-day yield.

ADR - American Depositary Receipt.

PLC - Public Limited Company.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of April 30, 2019, the investments were classified as described below:

SGA Global Growth Fund	Level 1	Level 2	Level 3	Total
Assets
Foreign Common Stocks
Argentina	$979,899	$—	$—	$979,899
China	5,675,025	—	—	5,675,025
Denmark	1,625,422	—	—	1,625,422
France	1,628,945	—	—	1,628,945
Germany	1,799,788	—	—	1,799,788

See accompanying notes

[753615.TX]53

American Beacon SGA Global Growth FundSM

Schedule of Investments

April 30, 2019 (Unaudited)

SGA Global Growth Fund	Level 1	Level 2	Level 3	Total
Hong Kong	$2,181,972	$—	$—	$2,181,972
India	3,128,900	—	—	3,128,900
Japan	—	1,109,041	—	1,109,041
Mexico	1,102,474	—	—	1,102,474
South Africa	1,970,462	—	—	1,970,462
Switzerland	2,079,936	—	—	2,079,936
United Kingdom	1,651,182	—	—	1,651,182
Common Stocks
United States	28,168,759	—	—	28,168,759
Short-Term Investments	4,749,969	—	—	4,749,969

Total Investments in Securities - Assets	$56,742,733	$1,109,041	$—	$57,851,774

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended April 30, 2019, there were no transfers into or out of Level 3.

See accompanying notes

[753615.TX]54

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

April 30, 2019 (Unaudited)

Organization

American Beacon Funds (the “Trust”), is organized as a Massachusetts business trust. As of April 30, 2019, the Trust consists of thirty-three active series, six of which are presented in this filing: American Beacon Acadian Emerging Markets Managed Volatility Fund, American Beacon Continuous Capital Emerging Markets Value, American Beacon Crescent Short Duration High Income Fund, American Beacon Frontier Markets Income Fund, American Beacon GLG Total Return Fund, and American Beacon SGA Global Growth Fund (collectively the “Funds” and each individually a “Fund”). The Funds, each a series within the Trust, are registered under the Investment Company Act of 1940, as amended (the “Act”), as non-diversified, open-end management investment companies except for the American Beacon Acadian Emerging Markets Managed Volatility Fund and the American Beacon Crescent Short Duration High Income Fund, that are registered as diversified, open-end management investment companies. The remaining twenty-seven active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). RIM is, in turn, a wholly-owned subsidiary of Resolute Acquisition, Inc., which is a wholly-owned subsidiary of Resolute Topco, Inc., a wholly-owned subsidiary of Resolute Investment Holdings, LLC (“RIH”). RIH is owned primarily by Kelso Investment Associates VIII, L.P., KEP VI, LLC and Estancia Capital Partners L.P., investment funds affiliated with Kelso & Company, L.P. (“Kelso”) or Estancia Capital Management, LLC (“Estancia”), which are private equity firms.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Funds in preparation of the financial statements. The Funds are considered investment companies and accordingly, follow the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Valuation and Fair Value Measurements

The price of the Fund’s shares is based on its net asset value (“NAV”) per share. The Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of the Fund’s shares is determined based on a pro rata allocation of the Fund’s investment income, expenses and total capital gains and losses. The Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, the Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Fund does not price its shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when the Fund is not open for business, which may result in the value of the Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and

[753615.TX]55

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

April 30, 2019 (Unaudited)

factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Securities may be valued at fair value, as determined in good faith and pursuant to procedures approved by the Board, under certain limited circumstances. For example, fair value pricing will be used when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by the Fund occurs after the close of a related exchange but before the determination of the Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Fund may fair value securities as a result of significant events occurring after the close of the foreign markets in which the Fund invests as described below. In addition, the Fund may invest in illiquid securities requiring these procedures.

The Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all its portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Board, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Valuation Committee, established by the Board, may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. The Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of the Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust the Fund’s fair valuation procedures.

[753615.TX]56

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

April 30, 2019 (Unaudited)

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, preferred securities, and financial derivative instruments, such as futures contracts or options that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

OTC financial derivative instruments, such as forward foreign currency contracts and structured notes, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the fair value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends, and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

[753615.TX]57

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

April 30, 2019 (Unaudited)

Level 3 trading assets and trading liabilities, at fair value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction and may be categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the Exchange close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the fair values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the Manager. For instances in which daily market quotes are not readily available, investments may be valued pursuant to guidelines established by the Board. In the event that the security or asset cannot be valued, pursuant to one of the valuation methods established by the Board, the fair value of the security or asset will be determined in good faith by the Valuation Committee, generally based upon recommendations provided by the Manager.

When a Fund uses fair valuation methods applied by the Manager that use significant unobservable inputs to determine its NAV, the securities priced using this methodology are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

Securities Lending

The Funds may lend their securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in

[753615.TX]58

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

April 30, 2019 (Unaudited)

the Funds’ Schedules of Investments.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Funds, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Funds continue to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Funds would be subject to on the dividend.

Securities lending transactions pose certain risks to the Funds, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of April 30, 2019, the value of outstanding securities on loan and the value of collateral were as follows:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Continuous Capital Emerging Markets Value	$67,068	$68,978	$—	$68,978

Cash collateral is listed on the Fund’s Schedule of Investments.

Non-cash collateral received by the Funds may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Fund’s Schedule of Investments.

Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecorded tax liabilities. Each tax period remains open for four years and is subject to examination by the Internal Revenue Service other than American Beacon Continuous Capital Emerging Markets Fund which was open for the period ended January 31, 2019 subject to examination by the Internal Revenue Service.

[753615.TX]59

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

April 30, 2019 (Unaudited)

Cost of Investments for Federal Income Tax Purposes

As of April 30, 2019, the Funds’ cost of investments for federal income tax purposes were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Acadian Emerging Markets Managed Volatility	$29,959,513	$5,485,384	$(1,113,929)	$4,371,455
Continuous Capital Emerging Markets	5,020,601	405,353	(79,880)	325,473
Crescent Short Duration High Income	89,530,703	1,026,011	(1,090,649)	(64,638)
Frontier Markets Income	363,851,360	4,075,114	(20,564,450)	(16,489,336)
GLG Total Return	383,265,503	20,192	(741,073)	(720,881)
SGA Global Growth	44,876,243	13,205,745	(230,214)	12,975,531

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Funds in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

As of January 31, 2019, the Funds had the following post RIC MOD capital loss carryforwards:

Fund	Short-Term Capital Loss Carryforwards	Long-Term Capital Loss Carryforwards
Crescent Short Duration High Income	$2,052,155	$2,210,056
Frontier Markets Income	4,529,552	11,401,146